    As filed with the Securities and Exchange Commission on March 13, 2002

================================================================================

                                                      1933 Act File No. ________
                                                      1940 Act File No. ________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2

                        (Check appropriate box or boxes)

[X]     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]     Pre-Effective Amendment No. __
[_]     Post-Effective Amendment No. __

                 and

[X]     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[_]     Amendment No. __

                       AIM Select Real Estate Income Fund
          Exact Name of Registrant as Specified in Declaration of Trust
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                 (800) 347-1919
               Registrant's Telephone Number, including Area Code

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                          Copies of Communications to:

      Ofelia M. Mayo, Esquire                  Martha J. Hays, Esquire
       A I M Advisors, Inc.            Ballard Spahr Andrews & Ingersoll, LLP
   11 Greenway Plaza, Suite 100            1735 Market Street, 51st Floor
         Houston, TX 77046                   Philadelphia, PA 19103-7599

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement

                              --------------------

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

        It is proposed that this filing will become effective (check appropriate box)

        [X]      when declared effective pursuant to section 8(c)

                              --------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-----------------------------------------------------------------------------------------------------
Title of Securities      Amount Being     Proposed Maximum       Proposed Maximum      Amount of
 Being Registered        Registered       Offering Price       Aggregate Offering    Registration Fee
                                              Per Unit             Price (1)
-----------------------------------------------------------------------------------------------------
 Common Shares of
Beneficial Interest,
 $0.01 par value         75,000 Shares       $15.00               $1,125,000           $103.50
-----------------------------------------------------------------------------------------------------

(1)      Estimated solely for the purpose of calculating the registration fee.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to buy or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



               SUBJECT TO COMPLETION, DATED ______________, 2002


                                   PROSPECTUS

                             ______________ Shares

[LOGO]
AIM FUNDS
                       AIM Select Real Estate Income Fund
                                  Common Shares
                                $15.00 Per Share

                                   ----------

         The Fund is a newly organized, non-diversified, closed-end management investment company.

         Investment Objectives. The Fund's primary investment objective is high current income. Capital appreciation is a secondary investment objective. There can be no assurance that the Fund will achieve its investment objectives.

         Investment Strategies. Under normal market conditions, the Fund will invest at least 90% of its total assets in income producing common stocks and shares, preferred shares, convertible preferred shares and debt securities issued by Real Estate Companies. At least 80% of its total assets will be invested under normal market conditions in income producing equity securities issued by real estate investment trusts ("REITs").

         In addition, the Fund will not invest more than 20% of its total assets in non-investment grade securities, including non-investment grade debt securities (commonly known as "junk bonds"), as well as non-investment grade preferred and convertible preferred shares.

         For more information on the Fund's Investment Strategies, see "The Fund's Investments" and "Risks."

                          (Continued on following page)

                                   ----------

         THE FUND'S INVESTMENT POLICY OF INVESTING IN REAL ESTATE COMPANIES, INCLUDING REITS, INVOLVES A HIGH DEGREE OF RISK. YOU COULD LOSE SOME OR ALL OF YOUR INVESTMENT. SEE "RISKS" BEGINNING ON PAGE __.

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                   ----------

                                   Per Share          Total(1)
                                   ---------          --------

Public offering price              $15.00
                                                    -----------
Sales load                         $ 0.675
                                                    -----------
Proceeds to the Fund(1)            $14.325
                                                    -----------

----------

         (1) Total expenses of issuance and distribution are estimated to be $[700,000]. The underwriters named in this Prospectus may purchase up to _________ additional shares from the Fund under certain circumstances.



         The underwriters expect to deliver the common shares to purchasers on or about _____________, 2002.


                                   ----------



________________, 2002

         (Continued from previous page)

         Adviser and Subadviser. A I M Advisors, Inc. ("AIM") will be the Fund's investment adviser and INVESCO Institutional (N.A.), Inc. ("INVESCO") will be the Fund's subadviser. As of March 31, 2002, AIM had approximately $______ billion in assets under management and INVESCO had approximately $______ billion in assets under management.

         No Prior History. Because the Fund is recently organized, its common shares have no history of public trading. The shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund's common shares have been approved for listing on the [_____________] Stock Exchange subject to notice of issuance under the symbol "____."

         Preferred Shares and Leverage. The Fund intends to use leverage in an effort to maximize returns of the Fund. The Fund intends to use leverage through the issuance of preferred shares, commercial paper or notes and/or borrowing in an aggregate amount of up to 30% of the Fund's total assets after such issuance and/or borrowing. The issuance of preferred shares, commercial paper or notes or borrowing will leverage your common shares and may cause you to receive a larger return or loss on your common shares than you would have received without the use of leverage. Leverage involves special risks, but also affords an opportunity for greater returns. There is no assurance that the Fund's leverage strategy will be successful. See "Use of Leverage" and "Description of Shares."

         You should read this Prospectus, which contains important information about the Fund that you ought to know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated ____________, 2002, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page ___ of this Prospectus, by calling (___) ___-____ or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC web site (http://www.sec.gov).

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

         You should rely only on the information contained or incorporated by reference into this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

                                   ----------

                                TABLE OF CONTENTS

                                                                            Page

Prospectus Summary............................................................5
Summary of Fund Expenses.....................................................12
The Fund.....................................................................14
Use of Proceeds..............................................................14
The Fund's Investments.......................................................14
Use of Leverage..............................................................20
Interest Rate Transactions...................................................23
Risks........................................................................24
Management of the Fund.......................................................33
Net Asset Value..............................................................36
Distributions................................................................36
Dividend Reinvestment Plan...................................................38
Description of Shares........................................................39
Certain Provisions in the Declaration of Trust...............................42
Repurchase of Fund Shares....................................................43
Tax Matters..................................................................44
Underwriting.................................................................45
Custodian and Transfer Agent.................................................47
Legal Opinions...............................................................48
Table of Contents of the Statement of Additional Information.................48


         Until ____________, 2002 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                               PROSPECTUS SUMMARY

         This is only a summary. You should review the more detailed information contained elsewhere in this Prospectus and in the Statement of Additional Information.

The Fund .................      AIM Select Real Estate Income Fund (the "Fund")
                                is a newly organized, non-diversified,
                                closed-end management investment company.

The Offering .............      The Fund is offering _________ common shares of
                                beneficial interest at $15.00 per share through a group of underwriters (the "Underwriters") led by ____________________. The common shares of beneficial interest are called "Common Shares" in the rest of this Prospectus. You must purchase at least 100 Common Shares. The Fund has given the Underwriters an option to purchase up to _________ additional Common Shares to cover orders in excess of _____ Common Shares.
                                See "Underwriting."

Investment Objectives ....      The Fund's primary investment objective is high
                                current income. Capital appreciation is a secondary investment objective. There can be no assurance that the Fund's investment objectives will be achieved. The Fund's investment objectives are non-fundamental and can be changed by the Fund's Board of Trustees without shareholder approval. Certain investment policies, however, are considered fundamental and may not be changed without shareholder approval. See "The Fund's Investments."

Investment Strategies ....      Under normal market conditions, the Fund will
                                invest at least 90% of its total assets in income-producing common stocks and shares, preferred shares, convertible preferred shares and debt securities issued by Real Estate
                                Companies, including REITs. A "Real Estate
                                Company" is a company that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate).

                                At least 80% of the Fund's total assets will be invested under normal market conditions in income producing equity securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs generally pay relatively high dividends (as compared to other types of companies) and the Fund intends to use these REIT dividends in an effort to meet its primary objective of high current income.

                                The Fund may invest up to 20% of its total assets in U.S. Government obligations, as well as debt securities, including convertible debt securities, issued by Real Estate Companies.

                                The preferred shares, convertible preferred shares and debt securities in which the Fund may invest are sometimes collectively referred to in this Prospectus as "Ratable Securities." The Fund will not invest more than 20% of its total assets in Ratable Securities that are below investment grade quality, including unrated securities determined to be of comparable quality.

                                The Fund may invest up to 10% of its total assets in securities of non-U.S. issuers located in industrialized countries.

                                The Fund will not invest more than 10% of its total assets in illiquid securities. The Fund will not invest more than 10% of its total assets in the securities of any one issuer.

                                In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or bonds or other debt securities. As a result, the Fund may not achieve its investment objective.

                                The Fund may invest in interest rate swap or interest rate cap transactions in connection with the Fund's use of leverage. See "Use of Leverage" and "Interest Rate Transactions." The Fund may also purchase or sell futures or options on futures to hedge interest rate risks. See "The Fund's Investments" and "Risks."

Real Estate Risks ........      Because the Fund concentrates its assets in the
                                real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

                                REIT prices may drop because of the failure of borrowers to pay their loans and poor management. Many REITs utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a REIT's operations and market value in periods of rising interest rates. Financial covenants related to REIT leveraging may affect the ability of REITs to operate effectively. Real estate risks may also arise where portfolio companies fail to carry adequate insurance, or where a portfolio company may become liable for removal or other costs related to environmental contamination.

                                REITs tend to be small to medium-sized
                                companies. REIT shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares. See "Risks--General Risks of Securities Linked to the Real Estate Market."

Use of Leverage ...........     The Fund may use leverage through the issuance
                                of preferred shares ("Fund Preferred Shares") or through the issuance of commercial paper or notes and/or borrowing by the Fund
                                (collectively, "Borrowings") in an aggregate amount of up to 30% of the Fund's total assets after such issuance and/or borrowing. There is no assurance that the Fund will issue Fund
                                Preferred Shares or engage in Borrowings.

                                The Fund intends to offer Fund Preferred Shares approximately one to three months after completion of this offering, subject to market conditions and the Fund's receipt of a AAA/Aaa credit rating on Fund Preferred Shares from Moody's, Standard & Poor's or Fitch. Fund Preferred Shares will have seniority over the Common Shares. The issuance of Fund Preferred Shares will leverage your investment in Common Shares.

                                So long as the rate of return, net of applicable Fund expenses, on the Fund's portfolio investments exceeds the Fund Preferred Share dividend rate, as reset periodically, the investment of the proceeds of Fund Preferred Shares will generate more income than will be needed to pay such dividends or interest payment. If so, the excess will be available to pay higher dividends to holders of Common Shares ("Common Shareholders").

                                There is no guarantee that the Fund's leverage strategy will be successful. See
                                "Risks--Leverage Risk."

Leverage Risk ...............   Leverage may result in greater volatility of the
                                net asset value and market price of Common
                                Shares because changes in the value of the Fund's portfolio investments, including investments purchased with the proceeds of the issuance of Fund Preferred Shares or Borrowings, are borne entirely by the Common Shareholders.
                                Common Share income may fluctuate as the dividend rate on Fund Preferred Shares or the interest rate on any Borrowings varies.

Interest Rate Transactions ..   In connection with the Fund's anticipated use of
                                leverage through the sale of Fund Preferred
                                Shares or Borrowings, the Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The Fund may also purchase or sell futures contracts or options on futures contracts to hedge interest rate risks.
                                Depending on the state of interest rates in general, the Fund's use of interest rate instruments could enhance or harm the overall performance of the Common Shares. See "Use of Leverage" and "Interest Rate Transactions" for additional information.

Interest Rate Transactions      If the Fund enters into interest rate swap,
Risk.........................   interest rate cap or option or futures
                                transactions, a decline in interest rates may result in a decline in the net amount receivable by the Fund under the interest rate hedging transaction (or increase the net amount payable by the Fund under the interest rate hedging transaction), which could result in a decline in the net asset value of the Common Shares. See
                                "Interest Rate Transactions."

Special Risk                    The Fund is a newly organized, non-diversified,
Considerations...............   closed-end management investment company with no
                                history of operations. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. The value of the Fund's portfolio securities may move up or down, sometimes rapidly and unpredictably. The Fund intends to utilize leverage, which magnifies stock market risk. See "Use of Leverage."

Non-Diversification..........   The Fund is classified as "non-diversified"
                                under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund will therefore be more susceptible than a more widely diversified fund to any single corporate, economic, political or regulatory occurrence. To help control this risk, the Fund will not invest more than 10% of its total assets in the securities of any one issuer. See "The Fund's Investments" and "Risks - Non-Diversified Status."

Lower-Rated Securities          The Fund may invest up to 20% of its total
Risk.........................   assets in securities that are below investment
                                grade quality (Ba/BB or below), including non-investment grade securities commonly referred to as junk bonds. Securities that are below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. See "Risks--Risks of Investment in Lower-Rated Securities."

Foreign Securities Risk......   The prices of foreign securities may be affected
                                by factors not present with securities traded in the U.S. markets, including currency exchange rates, political and economic conditions, less stringent regulation and higher volatility. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
                                To help control this risk, the Fund will only invest in foreign issuers located in industrialized countries.

Market Price of Shares.......   Shares of closed-end investment companies
                                frequently trade at a discount from the net asset value. This characteristic is separate and distinct from the risk that net asset value could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares in a relatively short period following completion of this offering. The Fund cannot predict whether shares will trade at, above or below net asset value. The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes. See
                                "Risks."


Anti-Takeover Provisions.....   The Fund's Declaration of Trust (the
                                "Declaration") and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares.
                                See "Certain Provisions in the Declaration of
                                Trust" and "Risks-Anti-Takeover Provisions."


Distributions................   Your initial distribution is expected to be
                                declared approximately 45 days, and paid approximately 60 to 90 days, from the commencement of this offering, depending upon market conditions.

                                You may elect to automatically reinvest some or all of your distributions in additional Common Shares under the Fund's Dividend Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."

                                Subject to the discussion in the following paragraph, commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate may be adjusted from time to time ("Level Rate Dividend Policy"). The Level Rate Dividend Policy may require certain distributions to be recharacterized as a return of capital.

                                Following the commencement of this offering, the Fund intends to file an exemptive application with the SEC seeking an order under the 1940 Act. The order, if granted, will allow the Fund to pay monthly distributions at a level rate or a fixed percentage of its net asset value that may include periodic distributions of long-term capital gains ("Managed Dividend Policy"). If, and when, the Fund receives the requested relief, the Fund may, subject to the determination of its Board of Trustees, implement a Managed Dividend Policy. See "Distributions."

Investment Adviser and          A I M Advisors, Inc. ("AIM") will be the Fund's
Subadviser..................    investment adviser. AIM has acted as an
                                investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 150 investment portfolios, including the Fund, encompassing a broad range of investment objectives.

                                INVESCO Institutional (N.A.), Inc. ("INVESCO") will be the Fund's subadviser. The real estate division of INVESCO commenced operations in 1983 and manages or provides advisory services in private real estate and publicly traded real estate securities.

                                AIM and INVESCO are both subsidiaries of AMVESCAP, PLC ("AMVESCAP"), an international investment management company that manages more than $_____ billion in assets worldwide as of March 31, 2002. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East. INVESCO is the institutional division of AMVESCAP.

                                AIM will receive an annual fee, payable monthly, in a maximum amount equal to 0.90% of the sum of the Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Fund Preferred Shares that may be outstanding, plus the principal amount of any Borrowings ("Managed Assets"). Assuming the issuance of Fund Preferred Shares and/or Borrowings in the amount of 30% of the Fund's total assets (after issuance of Fund Preferred Shares and/or Borrowings), the annual fee payable to AIM would be 1.29% of net assets attributable to Common Shares (i.e. not including amounts attributable to Fund Preferred Shares and/or Borrowings). AIM has contractually agreed to waive a portion of its annual management fees in the amount of ___% of average daily Managed Assets of the Fund for the first ___ full years of the Fund's operations, ___% in year ___ and ___% in year ___. See "Management of the Fund."

                                AIM will pay a portion of its net management fee to INVESCO. See "Management of the Fund."

                                In addition, AIM has agreed to pay (i) all organizational costs and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund will pay all offering costs up to and including $0.03 per Common Share.

                                The Fund's investment management fees and other expenses, including expenses incurred in the issuance of the Fund Preferred Shares and/or Borrowings, are paid by the Common Shareholders and not by holders of Fund Preferred Shares, if any. See "Use of Leverage."

Listing and Symbol...........   The Common Shares have been approved for listing
                                on the [_____________] Stock Exchange subject to notice of issuance. See "Description of Shares--Common Shares." The trading or "ticker" symbol of the Common Shares is expected to be "___."

Custodian and Transfer          State Street Bank and Trust Company will serve
Agent........................   as custodian of the Fund's assets.
                                ______________________ will serve as the Fund's
                                transfer agent. See "Custodian and Transfer
                                Agent."

                            SUMMARY OF FUND EXPENSES

         The following table assumes the issuance of Fund Preferred Shares in an amount equal to 30% of the Fund's total assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to Common Shares.

Shareholder Transaction Expenses

          Sales Load Paid by You (as a percentage of offering price)....  4.50%
          Dividend Reinvestment Plan Fees...............................  None(1)

                                                               Percentage of Net
                                                              Assets Attributable
                                                              to Common Shares(2)
                                                              -------------------

Annual Expenses

Management Fees(3).........................................          1.29%
Interest Payments on Borrowed Funds(3).....................          None
Other Expenses(3)..........................................          0.26%

Total Annual Expenses(3)...................................          1.55%
Fee Waiver and Expense Reimbursement (years 1-___)(3)(4)...          (___)%
Total Net Annual Expenses (years 1-___)(3)(4)..............           ___%
                                                                    =====

----------

(1) You will be charged a [$____] service charge and pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account. See "Dividend Reinvestment Plan."

(2) Stated as percentages of the Fund's Managed Assets, and again assuming the issuance of Fund Preferred Shares in an amount equal to 30% of the Fund's total assets (after their issuance), the Fund's expenses would be estimated to be as follows:

                                                                    Percentage of
                                                                    Managed Assets
                                                                    --------------

         Annual Expenses

         Management Fees..........................................       0.90%
         Interest Payments on Borrowed Funds......................       None
         Other Expenses...........................................       0.18%
                                                                       ------
         Total Annual Expenses....................................       1.08%
         Fee Waiver and Expense Reimbursement (years 1-___)(4) ...       (___)%
         Total Net Annual Expenses (years 1-___)(4) ..............        ___%
                                                                       ======

(3) In the event the Fund, as an alternative to issuing Fund Preferred Shares, utilizes leverage through Borrowings in an amount equal to 30% of the Fund's total assets (including the amount obtained from leverage), it is estimated that, as a percentage of net assets attributable to Common Shares, the Management Fee would be 1.29%, Other Expenses would be 0.26%, Interest Payments on Borrowed Funds (assuming an interest rate of 5.00%, which interest rate is subject to change based on prevailing market conditions) would be 2.14%, Total Annual Expenses would be 3.69% and Total Net Annual Expenses would be ___%. Based on the total net annual expenses and in accordance with the example below, the expenses for years 1, 3, 5 and 10 would be $___, $___, $___ and $___, respectively.

(4) AIM has contractually agreed to waive a portion of its management fee in the amount of ___% of average daily Managed Assets for the first ___ years of the Fund's operations, ___% in year ___, and ___% in year ___. Without the fee waiver, "Total Net Annual Expenses" would be estimated to be 1.55% of average daily net assets attributable to Common Shares and 1.08% of Managed Assets. AIM has agreed to pay (i) all organizational costs and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share (0.20% of offering price). See "Management of the Fund."

         The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately ____________ Common Shares.

         The following example illustrates the expenses (including the sales load of $45) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total Annual Expenses" of ___% of net assets attributable to Common Shares in years 1 through ___, increasing to 1.55% in year ___ and (2) a 5% annual return:(1)

    1 Year(2)        3 Years(2)      5 Years(2)     10 Years(2)
    ---------        ----------      ----------     -----------

      $___              $___            $___           $___

         The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

----------

(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example. The expenses you would pay, based on the Fund's expenses stated as percentages of the Fund's Managed Assets and otherwise on the assumptions in the example would be: 1 Year, $___; 3 Years, $___; 5 Years, $___; and 10 Years, $___.

(2) Assumes waiver of management fees of ___% of average daily Managed Assets in years 1 through ___, ___% in year ___, and ___% in year ___. AIM has not agreed to waive any portion of its management fee beyond year ___ of operations. See "Management of the Fund."

                                    THE FUND

         The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Delaware business trust on March 11, 2002 pursuant to a Declaration governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 11 Greenway Plaza, Houston, Texas 77046, and its telephone number is (800) 347-1919.

                                 USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately $__________ ($__________ if the Underwriters exercise the over-allotment option in full) after payment of the estimated offering costs. The Fund will pay all offering costs up to $0.03 per Common Share and AIM has agreed to pay (i) all organizational costs and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objectives and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objectives and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in U.S. government securities or high quality, short-term money market instruments including affiliated money market funds.

                             THE FUND'S INVESTMENTS

Investment Objectives

         The Fund's primary investment objective is high current income. Capital appreciation is a secondary investment objective. There can be no assurance that the Fund will achieve its investment objectives. The Fund's investment objectives are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

Investment Strategies

         Concentration. The Fund has a fundamental policy of concentrating its investments in the U.S. real estate industry and not in any other industry. This policy cannot be changed without shareholder approval. See "Fundamental Investment Policies."

         Real Estate Companies. Under normal market conditions, the Fund will invest at least 90% of its total assets in income producing common stocks and shares, preferred shares, convertible preferred shares and debt securities issued by Real Estate Companies. A "Real Estate Company" is a company that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate). As part of this policy, the Fund may also invest in rights or warrants to purchase income producing common and preferred shares of Real Estate Companies.

         Substantially all of the equity securities of Real Estate Companies in which the Fund intends to invest are traded on a national securities exchange or in the over-the-counter markets. At least 90% of the Fund's investments will be in securities of U.S. issuers located in the U.S. The Fund may invest up to 10% of its assets in securities of non-U.S. issuers located in industrialized countries. The Fund will not invest more than 10% of its total assets in the securities of any one issuer, nor will it invest in real estate or in securities of Real Estate Companies that are controlled by AMVESCAP or its affiliates.

         The Fund may invest up to 20% of its total assets in U.S. Government obligations, as well as debt securities, including convertible debt securities, issued by Real Estate Companies.

         REITs. At least 80% of the Fund's total assets will be invested under normal market conditions in income producing equity securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs generally pay relatively high dividends (as compared to other types of companies) and the Fund intends to use these REIT dividends in an effort to meet its primary objective of high current income.

         REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund may invest up to 10% of its total assets in Mortgage REITs and up to 10% of its total assets in Hybrid REITs.

         REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs.

         Common Stocks and Shares, Preferred Shares and Convertible Preferred Shares. It is the Fund's intention to initially invest approximately:

         o 60% to 70% of its total assets in common stocks and shares issued by Real Estate Companies;

         o 30% to 40% of its total assets in preferred shares issued by Real Estate Companies; and

         o up to 5% of its total assets in convertible preferred shares issued by Real Estate Companies.

         The actual percentage of common, preferred and convertible preferred shares, rights and warrants, U.S. Government obligations and debt securities in the Fund's portfolio may vary over time based on INVESCO's assessment of market conditions.

         Preferred shares pay fixed or floating rate dividends to investors and have a "preference" over common shares in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred shares before paying any dividends on its common shares. Preferred shareholders of REITs usually have no right to vote for corporate directors or on other matters.

         U.S. Government Obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         Lower Rated Securities. The Fund will not invest more than 20% of its total assets in non-investment grade Ratable Securities, or unrated securities determined to be of comparable quality. Non-investment grade quality Ratable Securities are those that have received a rating lower than Baa or BBB by Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies ("S&P") or Fitch IBCA, Inc. ("Fitch").

         Securities that are below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. Debt securities that are below investment grade quality are commonly referred to as junk bonds. The Fund may only invest in non-investment grade securities that are rated CCC or higher by S&P, rated Caa or higher by Moody's, or rated CCC or higher by Fitch, or unrated securities determined to be of comparable quality. The issuers of these securities have a currently identifiable vulnerability to default on their payments of principal and interest. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities which are in default as to payment of principal and interest at the time of purchase. For a description of security ratings, see Appendix A of the Statement of Additional Information.

         Illiquid Securities. The Fund will not invest more than 10% of its total assets in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid, privately traded REITs and repurchase agreements with maturities in excess of seven days. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 10% limitation. The Board of Trustees has delegated to AIM and INVESCO the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed AIM and INVESCO to look for such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; and the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

         Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. See "Net Asset Value." If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 10% of the value of its total assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         As discussed below under "Interest Rate Transactions," the Fund intends to segregate cash or liquid securities with its custodian having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid for purposes of its 10% limit on investments in illiquid securities.

         Short Sales and Derivatives. The Fund will not enter into short sales or invest in derivatives, except for interest rate hedging purposes as described in this Prospectus in connection with interest rate swap and interest rate cap transactions, futures and options on futures. See "Use of Leverage" and "Interest Rate Transactions."

         The Fund will only enter into futures contracts to hedge interest rate risks. A futures contract is a two party agreement to buy or sell a specified amount of a specified security, such as U.S. Treasury securities, for a specified price at a designated date, time and place. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. The Fund may sell futures contracts as an offset against the effect of expected increases in interest rates, and may purchase of futures contracts as an offset against the effect of expected declines in interest rates. The Funds will only enter into futures contracts that are traded on domestic futures exchanges and are standardized as to maturity date and underlying financial instrument.

         The Fund will only purchase or sell options on futures contracts to hedge interest rate risks. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account. If the Fund sells ("writes") options on futures contracts, it will segregate cash or liquid securities in an amount necessary to cover its obligations under the option, and will mark such amounts to market daily.

         Cash Positions. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or bonds or other debt securities. As a result, the Fund may not achieve its investment objective.

         Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements collateralized by such obligations, commercial paper and shares of money market funds, including money market funds for which AIM serves as the investment adviser ("Affiliated Money Market Funds"). To the extent the Fund purchases shares of a money market fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such fund.

         The Fund has adopted procedures pertaining to its investment in Affiliated Money Market Funds, which procedures may be modified and amended from time to time by the Fund's Board of Trustees. Under the procedures, cash reserves are to be invested in overnight investment vehicles that are expected to produce higher net returns, reduce transaction costs, create more liquidity and/or increase diversification for the Fund. To ensure compliance with this policy, AIM monitors and records the daily, and reviews weekly, net returns of comparative overnight investment vehicles, which currently include the Bloomberg repurchase agreement and overnight G.E. commercial paper, as well as the net returns of the Affiliated Money Market Funds. If AIM determines that investments in Affiliated Money Market Funds have produced for a period of 30 consecutive business days a lower net return than that available from investments in alternative overnight instruments, the next business day AIM will specifically consider and determine whether cash reserves should be invested in such alternative overnight instruments. AIM reports quarterly to the Board of the Fund regarding its investment of cash reserves in Affiliated Money Market Funds. AIM has agreed to waive advisory fees that it charges to the Fund in an amount equal to 25% of the fee that it receives from the Affiliated Money Market Funds on the cash the Fund invests in the Affiliated Money Market Funds.

         Securities Lending. The Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. The Fund would continue to receive the income on the loaned securities and would at the same time earn interest on the collateral or on the investment of any cash collateral. The Fund presently intends to invest such cash collateral in Affiliated Money Market Funds, subject to the procedures discussed above under "Cash Positions." The Fund will not lend portfolio securities representing more than one-third of its total assets.

         Lending securities involves a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly.

         Portfolio Turnover. The Fund may engage in portfolio trading when AIM and INVESCO consider it to be appropriate, but the Fund will not use short-term trading as the primary means of achieving its investment objectives. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 50% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to the length of time held when, in the opinion of AIM or INVESCO, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

Fundamental Investment Policies

         The Fund has adopted certain fundamental investment policies designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and, if issued, Fund Preferred Shares voting as a single class. A "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever of (i) or (ii) is less. See "Investment Objectives" in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund. See "Description of Shares -Fund Preferred Shares - Voting Rights" and the Statement of Additional Information under "Fund Preferred Shares - Voting Rights" for additional information with respect to the voting rights of holders of Fund Preferred Shares.

         The Fund may become subject to guidelines which are more limiting than the fundamental investment policies referenced above in order to obtain and maintain ratings from a nationally recognized statistical ratings organization ("NRSRO") on the Fund Preferred Shares that it intends to issue. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's Common Shareholders or the Fund's ability to achieve its investment objectives.

Investment Philosophy

         INVESCO began managing real estate security portfolios in July, 1988 and believes that over the long-term, a real estate security's performance will be determined by: 1) property market cycles; 2) quality of real estate assets; and 3) expertise of the management team. INVESCO combines fundamental real estate market and property analysis with a disciplined securities selection process. INVESCO compares current equity valuation levels relative to long-term norms, the value of the underlying real estate assets, and management's proven ability to produce high returns in the construction of the Fund's portfolio.

Investment Process

         INVESCO's investment process is team oriented and relies upon seasoned securities and real estate professionals. The investment team is composed of three portfolio managers and three analysts that are exclusively focused on investing and analyzing real estate securities. Each purchase and sell decision is arrived at by consensus of the three portfolio managers. Each analyst is teamed with a portfolio manager to provide research coverage of the various property types. See "Management of the Fund - Investment Advisor and Subadvisor."

         INVESCO focuses its analytical efforts on equity REITs. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, asset quality, management depth and skill, corporate governance, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage rations. The resources available to portfolio managers and analysts managing the Fund include in-house property market research, Wall Street analysts, and various industry reports. Portfolio managers and analysts also regularly meet with REIT management and tour properties. The investment team participates in quarterly earnings conference calls with management and regularly updates their own outlook for earnings and investment potential of securities within the investment universe.

         INVESCO's market and company research endeavors to focus investment efforts on those firms that demonstrate favorable prospects for earnings growth, satisfactory levels of dividend growth and coverage, balance sheet flexibility and ample debt service capacity. The firms with the most attractive fundamental attributes are then screened according to pricing factors that may be important indicators of potential share price performance versus peers. Some of the pricing factors that INVESCO focuses on include: earnings growth, earnings consistency, estimate revisions, assets to price, cash flow to price, and dividend yield. The fundamental research and pricing components of the investment process are combined to identify attractively priced securities of companies with relatively favorable long-term prospects.

         In order to control risk, INVESCO will endeavor to maintain a portfolio with exposure to as many different securities representing major property types and geographic areas as possible. However, INVESCO's stock selection disciplines and fundamental real estate market and property type analyses may lead INVESCO to overweight or underweight particular property types and/or geographic regions from time to time.

                                 USE OF LEVERAGE

         The Fund may use leverage through the issuance of Fund Preferred Shares, commercial paper or notes and/or borrowing in an aggregate amount of up to 30% of the Fund's total assets after such issuance and/or borrowing.

         Approximately one to three months after completion of the Common Shares offering, the Fund intends to offer Fund Preferred Shares representing up to 30% of the Fund's total assets immediately after their issuance. Such offering is subject to market conditions and the Fund's receipt of a top credit rating on Fund Preferred Shares from one or more NRSROs (most likely Moody's, S&P and/or Fitch). The Fund presently anticipates than any Fund Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa"), S&P ("AAA") or Fitch ("AAA").

         Fund Preferred Shares will have seniority over the Common Shares. The issuance of Fund Preferred Shares will leverage the Common Shares. Any Borrowings would also leverage, and have seniority over, the Common Shares. There is no assurance that the Fund's leveraging strategy will be successful.

         Changes in the value of the Fund's portfolio securities, including costs attributable to Fund Preferred Shares or Borrowings, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to AIM (and to INVESCO) for advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the proceeds from the issuance of Fund Preferred Shares and the principal amount of Borrowings.

         Under the 1940 Act, the Fund may not issue Fund Preferred Shares unless, immediately after such issuance, it has an "asset coverage" of at least 200%. For these purposes, "asset coverage" means the ratio of (i) total assets less all liabilities and indebtedness not represented by "senior securities," to
(ii) the amount of "senior securities representing indebtedness" plus the "involuntary liquidation preference" of the Fund Preferred Shares. "Senior security" means any bond, note, or similar security evidencing indebtedness, and any class of shares having priority over any other class as to distribution of assets or payment of dividends. "Senior security representing indebtedness" means any "senior security" other than equity shares. The "involuntary liquidation preference" of the Fund Preferred Shares is the amount that holders of Fund Preferred Shares would be entitled to in the event of an involuntary liquidation of the Fund in preference to the Common Shares.

         In addition, the Fund is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Fund Preferred Shares have at the time of the declaration of any such dividend or distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Fund Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Fund Preferred Shares from time to time to the extent necessary to maintain coverage of any Fund Preferred Shares of at least 200%.

         If Fund Preferred Shares are outstanding, two of the Fund's Trustees will be elected by the holders of Fund Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by holders of Common Shares and Fund Preferred Shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on Fund Preferred Shares for two years, Fund Preferred Shares would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, which could have a material adverse effect on the value of the Common Shares.

         Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or borrow unless immediately after the borrowing or commercial paper or note issuance the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by commercial paper, notes or borrowings, is at least 300% of such principal amount. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or borrowing to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

         The Fund may be subject to certain restrictions imposed either by guidelines of one or more rating agencies which may issue ratings for Fund Preferred Shares or, if the Fund borrows from a lender, by the lender. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede AIM or INVESCO from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the rating agencies would impede its ability to meet its investment objectives, or if the Fund is unable to obtain its desired rating on Fund Preferred Shares (expected to be AAA/Aaa), the Fund will not issue Fund Preferred Shares.

         Assuming (1) that Fund Preferred Shares or Borrowings will represent in the aggregate approximately 30% of the Fund's total assets after such issuance or Borrowings, and (2) the Fund Preferred Shares or Borrowings will pay dividends, interest rates or payment rates set by an interest rate transaction at an annual average rate of 5.00%, then the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to Fund Preferred Shares or Borrowings) must exceed approximately 1.50% in order to cover such dividend payments or interest or payment rates and other expenses specifically related to Fund Preferred Shares or Borrowings. Of course, these numbers are merely estimates, used for illustration. Actual Fund Preferred Share dividend rates, interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

         The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund's investment portfolio returns will be. The table further reflects the issuance of Fund Preferred Shares or Borrowings representing approximately 30% of the Fund's total assets after such issuance or Borrowings, and the Fund's currently projected annual Fund Preferred Share dividend rate, borrowing interest rate or payment rate set by an interest rate transaction of 5.00%. See "Risks" and "Use of Leverage." The table does not reflect any offering costs of Common Shares or Fund Preferred Shares or expenses attributable to any Borrowings.

Assumed Portfolio Total Return...  (10.00)%  (5.00)%   0.00%   5.00%  10.00%
Common Share Total Return........  (16.43)%  (9.29)%  (2.14)%  5.00%  12.14%

         Common Share total return is composed of two elements --the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Fund Preferred Shares or interest on Borrowings) and realized and unrealized gains or losses on the value of the securities the Fund owns. Certain distributions may subsequently be recharacterized as a return of capital and will not be included in total returns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation.

         Unless and until the Fund issues Fund Preferred Shares or, alternatively, uses leverage through Borrowings, the Common Shares will not be leveraged and this section will not apply.

                           INTEREST RATE TRANSACTIONS

         In connection with the Fund's anticipated use of leverage through its sale of Fund Preferred Shares or Borrowings, the Fund may enter into interest rate swap or cap transactions. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Fund Preferred Shares or any variable rate Borrowing. The payment obligation would be based on the notional amount of the swap, which will not exceed the amount of the Fund's leverage.

         The Fund may use an interest rate cap, which would require it to pay a premium to the cap counterparty and would entitle it, to the extent that a specified variable rate index exceeds a predetermined fixed rate, to receive payment from the counterparty of the difference based on the notional amount. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage.

         The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. The Fund will treat such amounts as illiquid for purposes of its 10% limit on investments in illiquid securities.

         The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund's use of interest rate instruments could enhance or harm the overall performance on the Common Shares. To the extent there is a decline in interest rates, the net amount receivable by the Fund under the interest rate swap or cap could decline, and could thus result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings if the Fund must make net payments to the counterparty. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common

Share net earnings if the Fund receives net payments from the counterparty. Buying interest rate caps could enhance the performance of the Common Shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount of dividends on Fund Preferred Shares or interest on Borrowings that the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of entering into swaps or caps other than as described in this Prospectus. The Fund would not enter into interest rate swap or cap transactions in an aggregate notional amount that exceeds the outstanding amount of the Fund's leverage.

         Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend payments on Fund Preferred Shares or interest payments on Borrowings. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the Common Shares.

         Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that AIM believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, AIM will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund's investments.

         In addition, at the time the interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

         The Fund may choose or be required to redeem some or all Fund Preferred Shares or prepay any Borrowings. This redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination of a swap could result in termination payment by or to the Fund. An early termination of a cap could result in a termination payment to the Fund. There may also be penalties associated with early termination.

         The Fund may also purchase and sell futures contracts and options on futures contracts to hedge interest rate risk. See "The Fund's Investments -- Investment Strategies -- Short Sales and Derivatives."

                                      RISKS

         The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your Common Shares at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Newly Organized

         The Fund is newly organized and has no operating history.

Investment Risk

         An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk

         Your investment in Common Shares represents an indirect investment in REIT shares and other real estate securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The prices of the common shares of Real Estate Companies, including REITs, and other securities in which the Fund invests, will fluctuate from day to day and may - in either the near term or over the long run
- decline in value. The value of the Common Shares may be affected by a decline in financial markets in general.

         The Fund intends to utilize leverage, which magnifies stock market risks. See "Leverage Risk."

Interest Rate Risk

         Interest rate risk is the risk that fixed-income investments such as preferred shares, U.S. Government obligations and debt securities, and to a lesser extent dividend-paying common stocks and shares such as REIT common shares, will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in such securities means that the net asset value and market price of Common Shares will tend to decline if market interest rates rise.

         The Fund intends to utilize leverage, which magnifies the interest rate risks. See "Leverage Risk." The Fund will use swaps, caps, futures contracts and options on futures contracts to help control interest rate risks. See "The Fund's Investments -- Investment Strategies -- Short Sales and Derivatives" and "Interest Rate Transactions."

General Risks of Securities Linked to the Real Estate Market

         The Fund will invest in real estate indirectly through securities issued by Real Estate Companies, including REITs. Because of the Fund's policies of indirect investments in real estate and concentration in the securities of companies in the real estate industry, it is subject to risks associated with the direct ownership of real estate. These risks include:

         o        declines in the value of real estate

         o        general and local economic conditions

         o        unavailability of mortgage funds

         o        overbuilding

         o        extended vacancies of properties

         o        increased competition

         o        increases in property taxes and operating expenses

         o        changes in zoning laws

         o        losses due to costs of cleaning up environmental problems

         o liability to third parties for damages resulting from environmental problems

         o        casualty or condemnation losses

         o        limitations on rents

         o changes in neighborhood values and the appeal of properties to tenants

         o        changes in interest rates

         As a result of these factors, the value of the Common Shares may change at different rates compared to the value of shares of a registered investment company with investments in a mix of different industries. The value of the Common Shares and will also depend on the general condition of the economy. An economic downturn could have a material adverse effect on the real estate markets and on the Real Estate Companies in which the Fund invests, which in turn could result in the Fund not achieving its investment objectives.

Risks of Investments in Real Estate.

         Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of Real Estate Companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A Real Estate Company may also have joint venture investments in certain of its properties, and consequently its ability to control decisions relating to such properties may be limited.

         As discussed below, real property investments are also subject to risks which are specific to the investment sector or type of property in which the Real Estate Companies are investing.

         Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

         Office and Industrial Properties. Office and industrial properties generally require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of reletting space. In addition, office and industrial properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office and industrial properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risks of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

         Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties. Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property after a foreclosure of the property.

         Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including: (1) federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; (2) continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and (3) competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

         These governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

         Multifamily/Residential Properties. The value and successful operation of a multifamily and residential property may be affected by a number of factors, such as the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, and oversupply of units due to new construction. In addition, multifamily and residential properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

         Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions.

         Other factors may contribute to the riskiness of real estate investments.

         Insurance Issues. Certain Real Estate Companies may have disclosed in connection with the issuance of their securities that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among Real Estate Companies. Moreover, there are certain types of extraordinary losses that may be uninsurable or not economically insurable. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the Real Estate Company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Should any type of uninsured loss occur, the Real Estate Company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would adversely impact the Fund's investment performance.

         Financial Leverage. Real Estate Companies, including REITs, may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real Estate Companies are subject to risks normally associated with debt financing. If the principal payments of a Real Estate Company's debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the Real Estate Company's cash flow may not be sufficient to repay all maturing debt outstanding.

         In addition, a REIT's obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict the

REIT's range of operating activity. A REIT may therefore be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions which may be beneficial to the operation of the REIT.

         Environmental Risks. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a Rest Estate Company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as governmental fines and liabilities for injuries to persons and property and other costs. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such Real Estate Company and, as a result, the amount available to make distributions on its shares could be reduced.

         Smaller Companies. Even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's share price than is the case for a larger company. Further, smaller company shares may perform differently in different cycles than larger company shares. Accordingly, REIT shares can be more volatile than--and at times will perform differently from--large company shares such as those found in the Dow Jones Industrial Average.

         Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code (the "Code"). It is possible that the Fund may invest in a Real Estate Company which purports to be a REIT but which fails to qualify as a REIT under the Code. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company. REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a creditor or lessor and may incur substantial costs associated with protecting its investments. There is a risk that future changes in U.S. tax laws may affect the tax treatment of REITs and their dividends.

Leverage Risk

         Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Shares. These include the possibility of higher volatility of the net asset value of the Common Shares and potentially more volatility in the market value of the Common Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Shares will be reduced, and if the then-current cost of any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. There can be no assurance that the Fund's leverage strategy will be successful.

         Any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. The Fund intends to issue Fund Preferred Shares representing up to 30% of the Fund's total assets immediately after the time of issuance. See "Use of Leverage."

         Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

         To the extent that the Fund is required or elects to redeem any Fund Preferred Shares or prepay any Borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders. In addition, such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any interest rate swap or cap. See "Interest Rate Transactions."

Interest Rate Transactions Risk

         The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in net amounts receivable by the Fund from the counterparty under the swap or cap (or an increase in the net amounts payable by the Fund to the counterparty under the swap), which may result in a decline in the net asset value of the Fund. See "Interest Rate Transactions."

Risks of Futures and Options on Futures

         The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.

    o Successful use of hedging transactions depends upon AIM's or INVESCO's ability to correctly predict the direction of changes in interest rates. While AIM and INVESCO are experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

    o There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

    o Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

    o There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

    o There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Risks of Investment in Lower-Rated Securities

         Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

         The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of Common Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

         It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

Market Price Discount from Net Asset Value

         Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of the sales load and all offering costs up to and including $0.03 per Common Share. The net asset value of Common Shares will be further reduced by the underwriting fees and issuance costs of any Fund Preferred Shares, if and when offered. Whether investors will realize gains or losses upon the sale of the Common Shares will depend not upon the Fund's net asset value but upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as relative supply of and demand for the Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.

Inflation Risk

         Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, dividend rates of Fund Preferred Shares would likely increase, which would tend to further reduce returns to Common Shareholders.

Terrorism

         The terrorist attacks on September 11, 2001 and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Higher insurance costs may adversely affect Real Estate Companies and certain Real Estate Companies may be unable to obtain certain kinds of insurance. Future terrorist attacks could have an adverse impact on Fund service providers may affect the Fund's operations.

Foreign Security Risk

The prices of foreign securities may be affected by factors not present in U.S. markets, including:

         o Currency exchange rates. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

         o Political and economic conditions. The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

         o Regulations. Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

         o Markets. The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Non-Diversified Status

         Because the Fund is classified as "non-diversified" under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. As a result, the Fund will be more susceptible than a more widely diversified fund to any single corporate, economic, political or regulatory occurrence. See "The Fund's Investments." To help control this risk, the Fund will not invest more than 10% of its total assets in the securities of any one issuer. Moreover, the Fund intends to diversify its investments to the extent necessary to maintain its status as a registered investment company under U.S. tax laws. See "Tax Matters."

Anti-Takeover Provisions

         The Fund's Declaration and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and persons or companies furnishing services to the Fund. The day-to-day operations of the Fund is delegated to the officers of the Fund and to AIM, subject always to the objectives, restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Certain Trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

Investment Adviser and Subadviser

         AIM serves as the Fund's investment advisor and is responsible for its day-to-day management. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Fund. AIM is responsible for the selection and ongoing monitoring of the subadviser, as well as cash management and execution of the Fund's swaps and caps.

         AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 150 investment portfolios, including the Fund, encompassing a broad range of investment objectives.

         INVESCO is the subadviser to the Fund and is registered as an investment adviser with the SEC. INVESCO is the institutional division of AMVESCAP. INVESCO Realty Advisors, the real estate division of INVESCO, commenced operations in 1983 and manages or provides advisory services on over $8.8 billion in private real estate and publicly traded real estate securities. Its address is One Lincoln Centre, Suite 700, 500 LBJ Freeway/LB2, Dallas, Texas 75240.

         AIM and INVESCO are both subsidiaries of AMVESCAP, an international investment management company that manages more than $_____ billion in assets worldwide as of March 31, 2002. AMVESCAP is based in London, with money managers located in Europe, North and South America and the Far East.

         A team of three full-time INVESCO professionals, working together as the Fund's co-portfolio managers, is primarily responsible for overseeing the day-to-day operations of the Fund:

         JOE V. RODRIGUEZ, JR. is a portfolio manager and Director of Real Estate Securities Management of INVESCO. Mr. Rodriguez is the head of real estate securities for INVESCO. He was a Certified Financial Planner (CFP) and has 19 years of investment experience. Mr. Rodriguez joined INVESCO in 1990.

         JAMES W. TROWBRIDGE is a portfolio manager and a member of the U.S. Real Estate Securities Portfolio Management Team. He has over 27 years of real estate investment experience for major institutional investors. He specializes in analyzing market and property level supply and demand relationships and evaluating REIT company strategic direction and management. Mr. Trowbridge joined INVESCO in 1989.

         MARK D. BLACKBURN, CFA, CPA, is a portfolio manager and a member of the U.S. Real Estate Securities Portfolio Management and Research Teams. His current duties are as a Portfolio Manager and Director of Securities Research in the real estate securities business. Mr. Blackburn has approximately 15 years of experience in institutional investing and risk management along with a background in evaluating the high-yield and convertible securities markets. He joined INVESCO in 1998.

Investment Management Agreement

         Pursuant to a Master Investment Advisory Agreement between AIM and the Fund, the Fund has agreed to pay AIM an annual management fee for the services and facilities provided by AIM of 0.90% of the Fund's average daily Managed Assets (which includes assets attributable to Fund Preferred Shares and the principal amount of Borrowings), payable on a monthly basis. Assuming the issuance of Fund Preferred Shares and/or Borrowings in the amount of 30% of the Fund's total assets (after issuance of Fund Preferred Shares and/or Borrowings), the annual fee payable to AIM would be 1.29% of net assets attributable to

Common Shares (i.e. not including amounts attributable to Fund Preferred Shares and/or Borrowings)

         For the first ___ (___) years of the Fund's operation, AIM has agreed to waive a portion of its management fee in the amounts, and for the time periods, set forth below:


                                   Fee Waiver             Fee Waiver
                                (as a percentage      (as a percentage of
             Waiver             of average daily    net assets attributable
            Period(1)           Managed Assets)        to Common Shares)
            ---------           ----------------    -----------------------
        Year 1...........

----------

(1) From the commencement of operations through 6/30/03, and then yearly thereafter.

         AIM has also agreed to pay (i) all organizational costs and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share. The Fund will pay all offering costs up to and including $0.03 per Common Share.

         Pursuant to a Master Sub-Advisory Contract between AIM and INVESCO, INVESCO will receive from AIM 50% of the management fee paid to AIM by the Fund (net of the waivers and reimbursements described above). INVESCO has agreed to waive a portion of its management fee until AIM recoups certain costs it incurred in connection with the underwriting.

         In addition to the fee paid to AIM, the Fund pays all other costs and expenses of its operations, including, but not limited to, compensation of its Trustees (other than those affiliated with AIM), custodian, transfer agency and dividend disbursing expenses, rating agency fees, legal fees, expenses of independent auditors, expenses of registering and qualifying shares for sale, expenses of repurchasing shares, expenses of issuing any Fund Preferred Shares, expenses in connection with any Borrowings, expenses of being listed on a stock exchange, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, amendments to the Fund's registration statement, membership in investment company organizations, and taxes, if any.

         The Fund's investment management fees and other expenses, including expenses incurred in the issuance of the Fund Preferred Shares and/or Borrowings, are paid only by the Common Shareholders, and not by holders of Fund Preferred Shares. See "Use of Leverage."

                                NET ASSET VALUE

         The Fund determines the net asset value of its Common Shares on each day the New York Stock Exchange is open for business, as of the close of the customary trading session (normally 4:00 p.m. Eastern time), or any earlier closing time that day. The Fund determines net asset value per Common Share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses, the liquidation preference of the Fund Preferred Shares and dividends payable) by the total number of Common Shares outstanding. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Determination of a the Common Shares' net asset value is made in accordance with generally accepted accounting principles.

         The Fund values all other securities and assets at their fair value. If events occur that materially affect the value of a security between the time trading ends on the security and the close of the customary trading session of the New York Stock Exchange, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund. The effect of using fair value pricing is that the Common Shares' net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market.

         Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                  DISTRIBUTIONS

Level Rate Dividend Policy

         Subject to the determination of the Board of Trustees to implement a Managed Dividend Policy, as discussed below, commencing with the Fund's first dividend, the Fund intends to make regular monthly cash distributions to Common Shareholders at a level rate based on the projected performance of the Fund, which rate may be adjusted from time to time. Distributions can only be made to holders of Common Shares after paying accrued dividends on Fund Preferred Shares, if any, and interest and required principal payments on Borrowings, if any. The Fund's ability to maintain a Level Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments and dividends paid on Fund Preferred Shares, if any, and interest and required principal payments on Borrowings, if any. Over time, all the net investment income of the Fund will be distributed. Initial distributions to Common Shareholders are expected to be declared approximately 45 days, and paid approximately 60 to 90 days, from the commencement of this offering, depending upon market conditions. The net income of the Fund will primarily consist of all dividend and interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. In addition, the Fund currently expects that a portion of its distributions will consist of amounts in excess of investment company taxable income and net capital gain derived from the non-taxable components of the cash flow from the real estate underlying the Fund's portfolio investments. These amounts would be considered a return of capital for tax purposes. See "Tax Matters - Federal Income Tax Matters."

         To permit the Fund to maintain a more stable monthly distribution, the Fund may initially distribute less than the entire amount of ordinary income earned in a particular period. The undistributed ordinary income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of ordinary income actually earned by the Fund during the period. Undistributed ordinary income is included in the Common Shares' net asset value and, correspondingly, distributions from ordinary income will reduce the Common Shares' net asset value.

Managed Dividend Policy

         Following the commencement of this offering, the Fund intends to file an exemptive application with the SEC seeking an order under the 1940 Act facilitating the implementation of a Managed Dividend Policy. If, and when, the Fund receives the requested relief, the Fund may, subject to the determination of its Board of Trustees, implement a Managed Dividend Policy.

         Under a Managed Dividend Policy, the Fund would intend to make monthly distributions to Common Shareholders at a level rate or a fixed percentage of net asset value that may include periodic distributions of long-term capital gains. As with the Level Rate Dividend Policy, distributions would be made only after paying dividends on Fund Preferred Shares, if any, and interest and required principal payments on Borrowings, if any. Under a Managed Dividend Policy, if, for any monthly distribution, ordinary income and capital gain net income were less than the amount of the distribution, the difference would be distributed from the Fund's assets. If, for any fiscal year, the total distributions exceeded ordinary income and capital gain net income (the "Excess"), the Excess distributed from the Fund's assets would generally be treated as a tax-free return of capital up to the amount of the Common Shareholder's tax basis in Common Shares, with any amounts exceeding such basis treated as gain from the sale of Common Shares. The Excess, however, would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. As with the Level Rate Dividend Policy, the Fund currently expects that a portion of its distributions will consist of amounts in excess of investment company taxable income and net capital gain derived from the non-taxable components of the cash flow from the real estate underlying the Fund's portfolio investments. Pursuant to the requirements of the 1940 Act and other applicable laws, a notice would accompany each monthly distribution with respect to the estimated source of the distribution made.

         In the event the Fund distributed the Excess, such distribution would decrease the Fund's total assets and, as a result, will have the likely effect of increasing the Fund's expense ratio. There is a risk that the Fund would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

         There is no guarantee that the Fund will receive an exemptive order facilitating the implementation of a Managed Dividend Policy or, if received, that the Board of Trustees will implement a Managed Dividend Policy. The Board of Trustees reserves the right to change the dividend policy from time to time.

                           DIVIDEND REINVESTMENT PLAN

         You may elect to have all dividends, including any capital gain dividends, on your Common Shares automatically reinvested by [Transfer Agent], as agent for the Common Shareholders (the "Plan Agent"), in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by [Transfer Agent] as dividend paying agent.

         If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

                  (1) If, on the fifth trading day preceding the payment date of the dividend, the market price per Common Share plus per share brokerage commissions applicable to an open market purchase of Common Shares is below the net asset value per Common Share at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the [_____________] Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the dividend payment date. Interest will not be paid on any uninvested cash payments.

                  (2) If, on the fifth trading day preceding the payment date of the dividend, the market price per Common Shares plus per share brokerage commissions applicable to an open market purchase of Common Shares is at or above the net asset value per Common Share, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that trading date or (ii) 95% of the market price on that trading date.

         The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

         You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a $____ service fee.

         There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

         Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

         The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Transfer Agent. [ADDRESS AND PHONE NUMBER TO BE ADDED BY PRE-EFFECTIVE AMENDMENT.]

                              DESCRIPTION OF SHARES

Common Shares

         The Declaration authorizes the issuance of an unlimited number of Common Shares, par value $0.001 per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Whenever Fund Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Fund Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Fund Preferred Shares would be at least 200% after giving effect to the distributions. See "Fund Preferred Shares" below.

         The Common Shares have been approved for listing on the [_____________] Stock Exchange, subject to notice of issuance. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the [_____________] Stock Exchange requirements in order for the Common Shares to remain listed.

         The Common Shares' net asset value per share generally increases when interest rates decline, and decreases when interest rates rise, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The net asset value of Common Shares will be further reduced by the underwriting fees and issuance costs of any Fund Preferred Shares, if and when issued.

         Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end funds may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end funds like the Fund that invest predominately in real estate securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value.

         The market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Fund Preferred Shares" and the Statement of Additional Information under "Repurchase of Fund Shares."

Fund Preferred Shares

         The Declaration authorizes the issuance of an unlimited number of Fund Preferred Shares, par value $0.001 per share, in one or more series, with rights as determined by the Board of Trustees. Such shares may be issued by action of the Board of Trustees without the approval of the Common Shareholders.

         The Fund's Board of Trustees anticipates authorizing an offering of Fund Preferred Shares (representing up to 30% of the Fund's total assets immediately after the time the Fund Preferred Shares are issued) approximately one to three months after completion of the offering of Common Shares. Any such offering is subject to market conditions, a credit rating of AAA/Aaa from an NRSRO, and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Fund Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this Prospectus. Although the terms of the Fund Preferred Shares will be determined by the Board of Trustees (subject to applicable law and the Fund's Declaration) if and when it authorizes a Fund Preferred Shares offering, the Board expects that the Fund Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as 7 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Trustees has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Fund Preferred Shares will likely be as stated below.

         Limited Issuance of Fund Preferred Shares. The issuance of Fund Preferred Shares is subject to certain limitations under the 1940 Act, including a limit on the aggregate liquidation value and the Fund's ability to declare cash dividends or other distributions on Common Shares under certain circumstances. See "Use of Leverage" and "Risks - Leverage Risks."

         Distribution Preference. The Fund Preferred Shares have complete priority over the Common Shares as to distribution of assets.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

         Voting Rights. Fund Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus or the Statement of Additional Information and except as otherwise required by applicable law, holders of Fund Preferred Shares will vote together with Common Shareholders as a single class.

         Holders of Fund Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Trustees. The remaining nine Trustees will be elected by Common Shareholders and holders of Fund Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Fund Preferred Shares, the holders of all outstanding Fund Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Fund Preferred Shares will be required, in addition to the combined class vote of the holders of Fund Preferred Shares and Common Shares. See the Statement of Additional Information under "Fund Preferred Shares - Voting Rights."

         Redemption, Repurchase and Sale of Fund Preferred Shares. The terms of the Fund Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or repurchase Fund Preferred Shares. Any redemption or repurchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to Common Shares. See "Use of Leverage."

Borrowings

         The Declaration authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Leverage" and "Risks - Leverage Risks."

         Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its relatively illiquid portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Fund Preferred Shares or Borrowings. If the Board of Trustees determines to authorize any of the foregoing, the terms may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Fund to the extent the courts of another state that does not recognize such limited liability were to apply the law of such state to a controversy involving such obligations. The Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Fund. The Declaration of Trust provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund is unable to meet its obligations and the complaining party is held not to be bound by the disclaimer.

         The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to an open-end fund. Specifically, the Declaration requires a vote by holders of at least two-thirds of the Common Shares and Fund Preferred Shares, voting together as a single class, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with another entity, or a reorganization or recapitalization of the Fund; (3) the issuance by the Fund in one or more transactions of securities of 5% or more of the total value of the outstanding shares to any principal shareholder for cash; (4) a sale, lease or transfer of all or substantially all of the Fund's assets (other than in a redomestication); (5) in certain circumstances, the termination of the Fund; (6) any amendment to the Declaration that makes its shares "redeemable securities" as defined by the 1940 Act; (7) amendments to certain key provisions of the Declaration; or (8) the removal of Trustees by shareholders, and then only for cause. This voting requirement does not apply with respect to (1) through (6) if the transaction has already been authorized by the affirmative vote of two-thirds of the Trustees, in which case the affirmative vote of the holders of at least a majority of the Fund's Common Shares and Fund Preferred Shares, voting together as a single class, is required.

         Where only a particular class is affected (or, in the case of removing a Trustee, when the Trustee has been elected by only one class), only the required vote by the applicable class will be required. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise, whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity.

         None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares and Fund Preferred Shares, voting together as a single class. The affirmative vote of the holders of at least two-thirds of the Fund Preferred Shares, voting as a separate class will also be required in the case of: (1) the conversion of the Fund to an open-end investment company; (2) making the Fund's shares redeemable; or (3) any of the foregoing transactions constituting a plan of reorganization which adversely affects the holders of Fund Preferred Shares. However, if such action has been authorized by the affirmative vote of two-thirds of the Trustees, then the action only requires the affirmative vote of the holders of at least a majority of the Fund Preferred Shares outstanding at the time, voting as a separate class.

         The votes required to approve the conversion of the Fund from a closed-end to an open-end investment company or to approve transactions constituting a plan of reorganization which adversely affects the holders of Fund Preferred Shares are higher than those required by the 1940 Act. The Board of Trustees believes that the provisions of the Declaration relating to such higher votes are in the best interest of the Fund and its shareholders. See the Statement of Additional Information under "Certain Provisions in the Declaration of Trust."

         The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its shareholders.

         Reference should be made to the Declaration on file with the SEC for the full text of these provisions.

                            REPURCHASE OF FUND SHARES

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, liquidity will be provided through trading in the open market. The Fund reserves the right to repurchase shares on the open market in accordance with the 1940 Act and the rules and regulations thereunder, but is under no obligation to do so.

                                   TAX MATTERS

Federal Income Tax Matters

         The following brief tax discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the Statement of Additional Information we have provided more detailed information regarding the tax consequences of investing in the Fund. The Fund intends to qualify as a regulated investment company under federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its "investment company taxable income" (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gain net of expenses of the Fund), the Fund will not be required to pay federal income taxes on any income it distributes to shareholders but such distributions will generally be taxable to you as a shareholder of the Fund when received.

         Dividends paid to you out of the Fund's "investment company taxable income" will be taxable to you as ordinary income to the extent of the Fund's earnings and profits. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. A distribution of an amount in excess of the Fund's earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Common Shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Common Shares. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

         A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year. Each year, we will notify you of the tax status of dividends and other distributions.

         If you sell your Common Shares, or have shares repurchased by the Fund, you may realize a capital gain or loss, which will be long-term or short-term depending on your holding period for the shares.

         We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

         o fail to provide us with your correct taxpayer identification number;

         o        fail to make required certifications; or

         o have been notified by the IRS that you are subject to backup withholding.

         Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

                                  UNDERWRITING

         Subject to the terms and conditions stated in the underwriting agreement dated the date hereof, each Underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.

                                                           Number of
         Underwriters                                       Shares
         ------------                                      ---------
         _____________ ..............................

               Total.................................
                                                           =========

         The underwriting agreement provides that the obligations of the several Underwriters to purchase the Common Shares included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the Common Shares (other than those covered by the over-allotment option described below) if they purchase any of the Common Shares. The representatives have advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

         The Underwriters, for whom _____________________, [LIST OF SELLING GROUP TO BE ADDED BY PRE-EFFECTIVE AMENDMENT] are acting as representatives, propose to offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $0.45 per Common Share. The sales load of $0.675 per share is equal to 4.5% of the initial offering price. The Underwriters may allow, and such dealers may reallow, a concession not in excess of $[____] per Common Share on sales to certain other dealers. Certain dealers acting in the capacity of sub-underwriters may receive additional compensation for acting in such a capacity. If all of the Common Shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any Common Shares purchased on or before ___________, 2002.

         The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to [__________] additional Common Shares at the public offering price less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional Common Shares approximately proportionate to such Underwriter's initial purchase commitment.

         The Fund, AIM and INVESCO have agreed that, for a period of 180 days from the date of this Prospectus, they will not, without the prior written consent of ________________, on behalf of the Underwriters, dispose of or hedge any Common Shares or any securities convertible into or exchangeable for Common Shares. ________________ in its sole discretion may release any of the securities subject to these agreements at any time without notice.

         Prior to the offering there has been no public market for the Common Shares. Consequently, the initial public offering price for the Common Shares was determined by negotiation among the Fund, AIM and the representatives. There can be no assurance, however, that the price at which the Common Shares will sell in the public market after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The Common Shares have been approved for listing on the [_____________] Stock Exchange, subject to official notice of issuance.

         The Fund and AIM have each agreed to indemnify the several Underwriters or contribute to losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

         The Fund will pay all offering costs up to and including $0.03 per Common Share. AIM has agreed to pay (i) all organizational costs and (ii) offering costs (other than sales load) that exceed $0.03 per Common Share. AIM or its affiliate will pay a structuring fee of __________ to ____________. In addition, the Fund has agreed to reimburse the Underwriters for certain expenses incurred by the Underwriters in the offering.

         In connection with the requirements for listing the Fund's Common Shares on the [_____________] Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 400 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares.

         Certain Underwriters may make a market in the Common Shares after trading in the Common Shares has commenced on the [_____________] Stock Exchange. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice at the sole discretion of the Underwriter. No assurance can be given as to the liquidity of, or the trading market for, the Common Shares as a result of any market-making activities undertaken by any Underwriter. This Prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the Common Shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

         The Underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the Common Shares on the [_____________] Stock Exchange at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or the purchase of the Common Shares on behalf of an Underwriter for the purpose of fixing or maintaining the price of the Common Shares. A "covering transaction" is a bid for or purchase of the Common Shares on behalf of an Underwriter to reduce a short position incurred by the Underwriters in connection with the offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the Common Shares, the Underwriters purchase Common Shares in the open market for the account of the underwriting syndicate and the Common Shares purchased can be traced to a particular Underwriter or member of the selling group, the underwriting syndicate may require the Underwriter or selling group member in question to purchase the Common Shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the Underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the Common Shares in question. As a result, an Underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the Common Shares if their customer resells the Common Shares while the penalty bid is in effect. The Underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.

         The underwriting agreement provides that it may be terminated in the absolute discretion of the representatives without liability on the part of any Underwriter to the Fund or AIM if, prior to delivery of and payment for the Common Shares, (i) trading in the Common Shares or securities generally on the New York Stock Exchange, American Stock Exchange, Nasdaq National Market or the Nasdaq Stock Market shall have been suspended or materially limited, (ii) additional material governmental restrictions not in force on the date of the underwriting agreement have been imposed upon trading in securities generally or a general moratorium on commercial banking activities in New York shall have been declared by either federal or state authorities or (iii) any outbreak or material escalation of hostilities or other international or domestic calamity, crisis or change in political, financial or economic conditions, occurs, the effect of which is such as to make it, in the judgment of the representatives, impracticable or inadvisable to commence or continue the offering of the Common Shares at the offering price to the public set forth on the cover page of this Prospectus or to enforce contracts for the resale of the Common Shares by the Underwriters.

         The Fund anticipates that from time to time the representatives of the Underwriters and certain other Underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.

         Prior to the public offering of Common Shares, AIM will purchase Common Shares from the Fund in an amount satisfying the net worth requirements of
Section 14(a) of the 1940 Act.

         The principal business address of ________________ is ________________,
New York, New York 100__.

                          CUSTODIAN AND TRANSFER AGENT

         The custodian of the assets of the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110. The Custodian performs custodial, fund accounting and portfolio accounting services. The Fund's transfer, shareholder services and dividend paying agent is ______________ [NAME AND ADDRESS TO BE ADDED BY PRE-EFFECTIVE AMENDMENT].

                                 LEGAL OPINIONS

         Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, and for the Underwriters by _______________, New York, New York. Ballard Spahr Andrews & Ingersoll, LLP and _______________ may rely as to certain matters of Delaware law on the opinion of
___________________.



          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


INVESTMENT OBJECTIVES...................................................1
INVESTMENT POLICIES AND TECHNIQUES......................................2
MANAGEMENT OF THE FUND..................................................7
INVESTMENT ADVISERS....................................................10
PORTFOLIO TRANSACTIONS AND BROKERAGE...................................12
FUND PREFERRED SHARES..................................................17
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BYLAWS..............18
CALCULATION OF NET ASSET VALUE.........................................18
REPURCHASE OF FUND SHARES..............................................20
TAX MATTERS............................................................20
PERFORMANCE RELATED AND COMPARATIVE INFORMATION........................26
EXPERTS................................................................27
CUSTODIAN..............................................................27
ADDITIONAL INFORMATION.................................................27
[REPORT OF INDEPENDENT AUDITORS].......................................28
[FINANCIAL STATEMENTS FOR FUND]........................................28
APPENDIX A RATINGS OF DEBT SECURITIES.................................A-1
APPENDIX B Performance Related and Comparative Information............B-1
APPENDIX C TRUSTEES AND OFFICERS INFORMATION..........................C-1
APPENDIX D TRUSTEE COMPENSATION TABLE.................................D-1

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to buy or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.




              SUBJECT TO COMPLETION, DATED _________________, 2002


================================================================================




                              _____________ Shares

                       AIM Select Real Estate Income Fund

                                  Common Shares



                                   ----------

                                   PROSPECTUS

                              ______________, 2002

                                   ----------





                                   ----------


================================================================================




                                   PROSPECTUS

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to buy or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                   SUBJECT TO COMPLETION, DATED ________, 2002

                       AIM SELECT REAL ESTATE INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

         AIM Select Real Estate Income Fund (the "Fund") is a newly organized, non-diversified closed-end management investment company.

         This Statement of Additional Information relating to common shares of the Fund ("Common Shares") does not constitute a prospectus, but should be read in conjunction with the Fund's Prospectus relating thereto dated ______________, 2002 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the Fund's Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 347-1919 or by writing to the Fund at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. You may also obtain a copy of the Fund's Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

         This Statement of Additional Information is dated _____________, 2002

                                TABLE OF CONTENTS

                                                                                                               PAGE
INVESTMENT OBJECTIVES.............................................................................................1
INVESTMENT POLICIES AND TECHNIQUES................................................................................3
MANAGEMENT OF THE FUND............................................................................................7
INVESTMENT ADVISERS..............................................................................................10
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................12
FUND PREFERRED SHARES............................................................................................16
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BYLAWS........................................................17
CALCULATION OF NET ASSET VALUE...................................................................................18
REPURCHASE OF FUND SHARES........................................................................................19
TAX MATTERS......................................................................................................20
PERFORMANCE RELATED AND COMPARATIVE INFORMATION..................................................................25
EXPERTS..........................................................................................................27
CUSTODIAN........................................................................................................27
ADDITIONAL INFORMATION...........................................................................................27
[REPORT OF INDEPENDENT AUDITORS].................................................................................27
[FINANCIAL STATEMENTS FOR FUND]..................................................................................27
APPENDIX A RATINGS OF DEBT SECURITIES...........................................................................A-1
APPENDIX B Performance Related and Comparative Information......................................................B-1
APPENDIX C TRUSTEES AND OFFICERS INFORMATION....................................................................C-1
APPENDIX D TRUSTEE COMPENSATION TABLE...........................................................................D-1

                              INVESTMENT OBJECTIVES

                  The Fund's primary investment objective is high current income. Capital appreciation is a secondary investment objective of the Fund. The Fund's investment objectives are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval. The Board will provide shareholders with at least 60 days advance notice prior to any change in the Fund's investment objectives.

INVESTMENT POLICIES

                  FUNDAMENTAL POLICIES. The Fund is subject to the following fundamental investment policies, which may be changed only by a vote of a majority of the outstanding Common Shares, and if issued, a majority of the outstanding Fund Preferred Shares voting together as a single class. A "majority of the outstanding shares" means the lesser of (i) 67% or more of the shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares. Any fundamental investment policy that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

                           (1) The Fund may not issue senior securities, as
                  defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by fundamental investment policy (2) set forth below.

                           (2) The Fund may not borrow money, except as
                  permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions").

                           (3) The Fund may not underwrite the securities of
                  other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

                           (4) The Fund may not purchase real estate or sell
                  real estate unless acquired as a result of ownership of securities or other instruments. This fundamental policy does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                           (5) The Fund may not purchase or sell physical
                  commodities unless acquired as a result of ownership of securities or other instruments. This fundamental policy does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

                           (6) The Fund may not make personal loans or loans of
                  its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This fundamental policy does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                           (7) The Fund will make investments that will result
                  in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the real estate industry and not in any other industry. This fundamental policy does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
                  (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this fundamental policy, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions may be changed with the approval of the Board of Trustees and without approval of the Fund's voting securities.

                  The Fund may not:

                           (1) Sell securities short, unless the Fund owns or
                  has the right to obtain securities equivalent in kind and amount to securities sold at no added cost. This restriction does not prevent the Fund from engaging in transactions options, futures contracts, options on futures contracts, or derivative instruments, which are not deemed to constitute selling short;

                           (2) Purchase securities of open-end or closed-end
                  companies except in compliance with the 1940 Act or any exemptive relief obtained thereunder; and

                           (3) Purchase securities of companies for the purpose
                  exercising control.

                  The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

                       INVESTMENT POLICIES AND TECHNIQUES

                  The following information supplements the discussion of the Fund's investment objectives, policies, and techniques that are described in the Fund's Prospectus.

REAL ESTATE INVESTMENT TRUSTS (REITS)

                  A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distributes to shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Code. As a result, REITs generally pay relatively high dividends (as compared to other types of companies) and the Fund intends to use these REIT dividends in an effort to meet its primary objective of high current income.

PREFERRED STOCKS

                  The Fund may invest in preferred stocks issued by Real Estate Companies. It is the Fund's intention to initially invest approximately 30 to 40% of its total assets in preferred stocks issued by Real Estate Companies. The actual percentage of preferred stocks in the Fund's portfolio may vary over time based on AIM's and INVESCO's assessment of market conditions.

LOWER-RATED SECURITIES

                  Securities that receive a rating lower than Ba or BB by Moody's, S&P or Fitch are considered below investment grade securities. Debt securities of below grade investment quality are commonly referred to as junk bonds. Securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal.

                  Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

                  The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund's Common Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

                  It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

ILLIQUID SECURITIES

                  Swap Agreements. The Fund may enter into interest rate swap or cap transactions for purposes of attempting to reduce or eliminate risk that an increase in short-term interest rates could have on Common Share net earnings as a result of leverage. Swap transactions are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap transactions include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap transaction is only a fictitious basis on which to calculate the obligations that the parties to a swap transaction have agreed to exchange. Most swap transaction entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap transaction will generally be equal only to the net amount to be paid or received under the transaction based on the relative values of the positions held by each party to the transaction (the "net amount"). Obligations under a swap transaction will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap transaction with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap transactions, see "Tax Matters - Tax Risks of Fund's Investments - Swap Agreements."

OTHER INVESTMENT COMPANIES

                  With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

                  The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Fund may not purchase more than 3% of the total outstanding voting stock and another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies. See "The Fund's Investments -- Cash Positions" in the Prospectus for more information on investments in Affiliated Money Market Funds.

SHORT-TERM INVESTMENTS

                  For temporary defensive purposes or to keep cash on hand fully invested, the Fund may invest up to 100% of its net assets in cash equivalents and short-term fixed-income securities. Short-term fixed income investments are defined to include, without limitation, the following:

                           (1) U.S. government securities, including bills,
                  notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                           (2) Certificates of Deposit issued against funds
                  deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

                           (3) Repurchase agreements, which involve purchases of
                  debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. AIM and INVESCO monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. AIM and INVESCO do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                           (4) Commercial paper, which consists of short-term
                  unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. AIM and INVESCO will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

SECURITIES LENDING

         The Fund may lend its portfolio securities where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Fund would continue to receive the income on the loaned securities and would at the same time earn interest on the collateral or on the investment of any cash collateral. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds.

EXPECTED INITIAL PORTFOLIO COMPOSITION BY INDUSTRY SECTOR

                  The Fund expects its initial portfolio, after its initial investments are completed, will represent a range of industry sectors.

                            [PIE GRAPH APPEARS HERE]

By Industry Sector

[Office                                 ___%
Retail                                  ___%
Multifamily                             ___%
Industrial                              ___%
Health Care                             ___%
Storage                                 ___%
Diversified                             ___%

The industry sector allocations shown here are estimates based on March 31, 2002 market conditions. Actual allocations may differ.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

                  The overall management of the business and affairs of the Fund is vested in the Board of Trustees. The Board of Trustees is classified, with respect to the time for which Trustees severally hold office, into three classes -- Class I, Class II and Class III--, as nearly equal in number as reasonably possible, with the Trustees in each Class to hold office until their successors are elected and qualified. Each member of the Board of Trustees in Class I shall hold office until the annual meeting of shareholders in 2003, each member of the Board of Trustees in Class II shall hold office until the annual meeting of shareholders in 2004, and each member of the Board of Trustees in Class III shall hold office until the annual meeting of shareholders in 2005. At each annual meeting of the shareholders, the successors to the Class of Trustees whose terms expire at that meeting shall be elected to hold office for terms expiring at the later of the annual meeting of shareholders held in the third year following the year of their election or the election and qualification of their successors.

                  The Common Shareholders of the Fund will elect all Class I Trustees at the 2003 annual meeting of Common Shareholders, unless any Fund Preferred Shares are outstanding at that time, in which event holders of Fund Preferred Shares, voting as a separate class, will elect one Class I Trustee and the remaining Trustees shall be elected by Common Shareholders and holders of Fund Preferred Shares voting together as a single class. Additionally, holders of Fund Preferred Shares, to the extent any such shares are outstanding, will elect one Class II Trustee at the 2004 annual meeting of shareholders and the remaining Trustees shall be elected by Common Shareholders and holders of Fund Preferred Shares in the same manner as at the 2003 annual meeting. Holders of Fund Preferred Shares will be entitled to elect a majority of the Fund's trustees under certain circumstances. See "Description of Shares - Fund Preferred Shares - Voting Rights."

                  The Trustees and officers of the Fund are set forth in Appendix C. The Fund has no employees. Its officers are compensated by AIM or AIM Management.

                  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Trustees.

                  The members of the Audit Committee are Frank S. Bayley, Bruce
L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Fund's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Fund's independent accountants and management.

                  The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

                  The members of the Valuation Committee are Messrs. Dunn and Pennock, and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

                  The members of the Committee on Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees.

                  The Committee on Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Committee on Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

                  Each Trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such Trustee also serves as a director or trustee of other AIM Funds. Each such Trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

                  Information regarding estimated compensation to be paid or accrued for each trustee of the Fund who is not affiliated with AIM during the Fund's first full fiscal year after commencement of operations is found in Appendix D.

Retirement Plan for Trustees

                  The Trustees have adopted a retirement plan for the Trustees of the Fund who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

                  The retirement policy permits each non-AIM-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a Trustee.

                  Annual retirement benefits are available to each non-AIM-affiliated Trustee of the Fund and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a Trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the Trustee's annual retainer paid or accrued by any Covered Fund to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such Trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased Trustee's retirement benefits for the same length of time that the Trustee would have received based on his or her service. A Trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

                  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the

Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Fund's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Fund. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

                        INVESTMENT ADVISER AND SUBADVISER

                  AIM acts as investment adviser to the Fund, with responsibility for the overall management of the Fund. AIM was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown in Appendix C attached hereto.

                  As investment advisor, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM is responsible for the selection and monitoring of the subadviser, managing the Fund's business affairs and providing day-to-day administrative services to the Fund. For additional information regarding the management services performed by AIM, see "Management of the Fund" in the Fund's Prospectus.

                  The Advisor is also responsible for furnishing to the Fund, at the Advisor's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the Trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

                  AIM, at its own expense, furnishes to the Fund office space and facilities. AIM furnishes to the Fund all personnel for managing the affairs of the Fund.

                  INVESCO, is the subadviser to the Fund. As subadviser, INVESCO obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund. INVESCO was established in 1983 and is a division of INVESCO Institutional, which is an indirect, wholly owned subsidiary of AMVESCAP PLC. INVESCO provides real estate investment advisory services to U.S. institutional clients. Of the approximate

$398 billion managed by AMVESCAP PLC worldwide, INVESCO manages or provides advisory services on over $8.8 billion in private real estate and publicly traded real estate securities. This total represents approximately $6.5 billion in direct real estate portfolios, $1.4 billion in European real estate and approximately $923 million in equity REITs.

                  See "Management of the Fund" in the Fund's Prospectus for more information on the Fund's co-portfolio managers.

                  Pursuant to the Master Investment Advisory Agreement between AIM and the Fund, the Fund has agreed to pay an annual management fee for the services and facilities provided by AIM of 0.90% of average daily Managed Assets (net assets attributable to the Common Shares, plus assets attributable to Fund Preferred Shares, plus the principal amount of Borrowings) payable on a monthly basis.

                  INVESCO will receive from AIM 50% of the management fee paid to AIM (net of any fee or expense reimbursements or waivers). See "Management of the Fund" in the Prospectus for more information on AIM fee waivers. INVESCO has agreed to waive a portion of its management fee, so that until AIM recoups one-half of the structuring costs it pays to the Underwriters in connection with the offering plus any waiver or reimbursement to the Fund of offering costs in excess of $0.03, the effective management fee paid by AIM to INVESCO will be ___% of the net management fee paid to AIM. After AIM has recouped these structuring and offering costs, INVESCO will receive the full 50% of the net fee payable to AIM.

                  All fees and expenses are accrued daily and deducted before payment of dividends to investors.

                  The investment management agreement has been approved by a majority of the disinterested Trustees of the Fund and the sole shareholder of the Fund.

                  The Master Investment Advisory Agreement with AIM and the Master Sub-Advisory Agreement with INVESCO were approved for the Fund by the Board at an in-person meeting held on March 12, 2002. In evaluating the fairness and reasonableness of these advisory and sub-advisory agreements, the Board of Trustees considered a variety of factors, including: the requirements of the Fund for investment supervisory and administrative services; the quality of AIM's and INVESCO's services, and AIM's and INVESCO's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services to be rendered; fees charged to AIM's and INVESCO's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's and INVESCO's profitability; the benefits received by AIM and INVESCO from their relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of AIM and INVESCO and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry.

                  In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in Affiliated Money Market Funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in Affiliated Money Market Funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds.

                  After consideration of these factors, the Board found that:
(i) the services provided to the Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Fund's advisory and sub-advisory agreements were in the best interests of the Fund and its shareholders and approved the agreements for a two-year term.

                  The Fund, INVESCO, AIM, [Principal Underwriter] and other related entities have adopted codes of ethics which essentially prohibit certain of their personnel, including the Fund's portfolio management team, from engaging in personal investments which compete or interfere with, or attempt to take advantage of a client's, including the Fund's, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

                  Subject to the supervision of the Board of Trustees and AIM, decisions to buy and sell securities for the Fund and brokerage commission rates are made by INVESCO. INVESCO has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, AIM's procedures do not materially differ from INVESCO's procedures as set forth below.

BROKERAGE TRANSACTIONS

                  INVESCO makes decisions to buy and sell securities for the Fund, selects broker-dealers, effects the Fund's investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. INVESCO's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While INVESCO seeks reasonably competitive commission rates, the Fund may not pay the lowest commission or spread available. See "Brokerage Selection" below.

                  Some of the securities in which the Fund invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

                  Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

COMMISSIONS

                  The Fund does not intend to pay brokerage commissions to brokers affiliated with the Fund, AIM, INVESCO, AIM Distributors, Inc., AMVESCAP, or any affiliates of such entities.

                  The Fund may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Fund follows procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Fund. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

                  Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that INVESCO, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), INVESCO must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or INVESCO's overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist INVESCO in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a broker higher commissions than those available from another broker.

                  Research services received from broker-dealers supplement INVESCO's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to INVESCO and to the

Fund's Trustees with respect to the performance, investment activities, and fees and expenses of other funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with INVESCO personnel with respect to computerized systems and data furnished to INVESCO as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

                  The outside research assistance is useful to INVESCO since the broker-dealers used by INVESCO tend to follow a broader universe of securities and other matters than INVESCO's staff can follow. In addition, the research provides INVESCO with a diverse perspective on financial markets. Research services provided to INVESCO by broker-dealers are available for the benefit of all accounts managed or advised by INVESCO or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by INVESCO's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

                  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. INVESCO believes that the research services are beneficial in supplementing INVESCO's research and analysis and that they improve the quality of INVESCO's investment advice. The advisory fee paid by the Fund is not reduced because INVESCO receives such services. However, to the extent that INVESCO would have purchased research services had they not been provided by broker-dealers, the expenses to INVESCO could be considered to have been reduced accordingly.

                  INVESCO may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in open and closed-end funds in general and in the Fund and other open and closed-end funds advised by INVESCO, AIM or A I M Capital Management, Inc. in particular, including sales of the Fund and of the other AIM Funds. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. INVESCO will not use a specific formula in connection with any of these considerations to determine the target levels.

ALLOCATION OF PORTFOLIO TRANSACTIONS

                  INVESCO and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Fund. Occasionally, identical securities will be appropriate for investment by the Fund and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund and one or more of these accounts, and is considered at or about the same time, INVESCO will fairly allocate transactions in such securities among the Fund and these accounts. INVESCO may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by INVESCO results in transactions which could have an adverse effect on the price or amount of securities available to the Fund. In making such allocations, INVESCO considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

                  From time to time, certain of the AIM Funds or other accounts managed by AIM or INVESCO may become interested in participating in equity security distributions that are available in an equity "offering," which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's and INVESCO's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

                  AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points. Selection of those AIM Funds or accounts shall be rotational in a manner designed to allocate equally over the longer term. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only.

                  When any AIM Fund and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

                  Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which an affiliate of AIM is a member except under certain limited conditions set forth in Rule 10f-3. The rule sets forth requirements relating to, among other things, the terms of an issue purchased by the Fund, the amount which may be purchased in any one issue and the assets of the Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees of the Fund, including a majority of the members thereof who are not interested persons of the Fund.

                              FUND PREFERRED SHARES

LIQUIDATION PREFERENCE

                  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Fund Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Fund Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any Delaware business trust or corporation or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

VOTING RIGHTS

                  In connection with any issuance of Fund Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Fund Preferred Shares be voting shares and have equal voting rights with Common Shares. Except as otherwise indicated in this Statement of Additional Information or the Prospectus and except as otherwise required by applicable law, holders of Fund Preferred Shares will vote together with Common Shareholders as a single class.

                  The affirmative vote of the holders of a majority of the Fund's outstanding Fund Preferred Shares, voting as a separate class, will be required to, among other things (1) take certain actions which would affect the preferences, rights, or powers of such class or (2) authorize or issue any class or series ranking prior to the Fund Preferred Shares. Except as may otherwise be required by law, (1) the affirmative vote of the holders of at least two-thirds of the Fund Preferred Shares outstanding at the time, voting as a separate class, will be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding Fund Preferred Shares, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, provided however, that such separate class vote shall be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration or the By-laws. The vote of holders of Fund Preferred Shares described above shall in each case be in addition to any separate vote of the requisite percentage of Common Shares and Fund Preferred Shares, voting as a single class, necessary to authorize the action in question.

                  The foregoing voting provisions will not apply with respect to the Fund Preferred Shares if, at or prior to the time when a vote is required, such shares shall have been (1) redeemed or (2) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

REDEMPTION, PURCHASE AND SALE OF FUND PREFERRED SHARES BY THE FUND

                  The terms of the Fund Preferred Shares may provide that: (1) they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated and unpaid dividends and (2) the Fund may tender for or purchase Fund Preferred Shares. Any redemption or purchase of Fund Preferred Shares by the Fund will reduce the leverage applicable to Common Shares.

                  The discussion above describes the Fund's Board of Trustees' present intention with respect to a possible offering of Fund Preferred Shares or Borrowings. If the Board of Trustees determines to authorize any of the foregoing, the terms may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.

            CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BYLAWS

                  The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration, however, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  The Bylaws also include provisions that could limit the ability of other entities or persons to acquire control of the Fund. The Bylaws divide the Trustees into three Classes of approximately equal size with each Class serving for 3-year terms commencing at successive annual meetings. See "Management of the Fund - Board of Trustees." As a result of this staggered Board structure, it would take a minimum of two years for other entities or groups of persons to gain a majority of seats on the Board of Trustees. In addition, the Bylaws require that shareholders provide advance notice to the Fund in order to nominate candidates for election to the Board of Trustees or to bring proposals before the annual meeting of shareholders. This prevents other entities or groups of persons from nominating trustees or raising proposals during an annual meeting of shareholders unless they have provided such advance notice to the Fund.

                         CALCULATION OF NET ASSET VALUE

                  The Fund determines its net asset value per Common Share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the Fund determines its net asset value per Common Share as of the close of the NYSE on such day. For purposes of determining net asset value per Common Share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Fund determines net asset value per Common Share by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses, the liquidation preference of Fund Preferred Shares, and dividends payable) by the total number of Common Shares outstanding. Determination of a Fund's net asset value per Common Share is made in accordance with generally accepted accounting principles.

                  For purposes of determining net asset value of the Common Shares, each security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

                  Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing price, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

                  Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of the Fund is determined only on business days of the Fund, the net asset value per Common Share of the Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

                  Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                            REPURCHASE OF FUND SHARES

                  Although it is under no obligation to do so, the Fund reserves the right to repurchase its shares on the open market in accordance with the 1940 Act and the rules and regulations thereunder. Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would also have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

                  The repurchase by the Fund of its shares at prices below net asset value may result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets, which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common

Shares at a time when Fund Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining. See the Fund's Prospectus under "Risks -- Leverage Risk."

                                   TAX MATTERS

                  The following discussion of federal income tax matters is based upon the advice of Ballard Spahr Andrews & Ingersoll, LLP, counsel to the Fund.

                  Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

                  The Fund intends to qualify annually and to elect to be treated as a regulated investment company ("RIC") under the Code.

                  To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holding so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, or two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year. For purposes of the first of these requirements, income derived by the Fund from real estate companies that are classified as partnerships or trusts for federal income tax purposes (and not as corporations or REITs) is treated as qualifying income only to the extent such income is attributable to items of income of the partnership or trust that would be qualifying income if realized directly by the RIC in the same manner as realized by the partnership or trust. The Internal Revenue Service has issued numerous private letter rulings similarly holding that a RIC investing in a partnership or trust should be treated as owning a proportionate share of the assets of the partnership or trust for purposes of the diversification requirement. Accordingly, the Fund may have to restrict its investment in real estate companies that are classified as partnerships or trusts for federal income tax purposes in order to maintain its qualification as a RIC under the Code.

                  As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the foregoing distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                  If the Fund failed to qualify as a RIC or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

TAX RISKS OF FUND'S INVESTMENTS

         Swap Agreements. The Fund may enter into swap agreements. The federal income tax rules governing swap agreements are in a developing stage and are not entirely clear in certain respects. Because it is uncertain how swap agreements and income derived from swap transactions are to be treated for purposes of the RIC qualification requirements, the extent to which the Fund will be able to engage in swap agreements may be limited. The Fund intends to avoid deriving more than 10% of its gross income from swap payments until the RIC qualification requirements are clarified through future guidance from the Internal Revenue Service.

         Futures Contracts and Options on Futures Contracts. The Fund's investments in futures contracts and options on future contracts are subject to special federal income tax provisions that may, among other things, cause the Fund to recognize gain without a corresponding receipt of cash.

DISTRIBUTIONS

                  Dividends paid out of the Fund's investment company taxable income will be taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Earnings and profits are treated as first being used to pay distributions on the Fund Preferred Shares, and only the earnings and profits remaining after the distribution preference of the Fund Preferred Shares has been satisfied are treated as being used to pay distributions on the Common Shares. If a portion of the Fund's income consists of dividends paid by U.S. corporations (not including corporations qualifying as REITs), a portion of the dividends paid by the Fund to corporate shareholders may be eligible for the corporate dividends received deduction. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Dividends paid on the Fund Preferred Shares and on the Common Shares are designated as dividends eligible for the corporate dividends received deduction and as capital gain dividends in proportion to the amount of dividends paid with respect to each class of Shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis for such shares equal to the amount of the cash dividend that is reinvested. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital, which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

                  Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

SALE OR EXCHANGE OF FUND SHARES

                  Upon the sale or other disposition of shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

                  Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

ORIGINAL ISSUE DISCOUNT SECURITIES

                  Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

                  The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations which have not yet been issued, but which may apply retroactively, the portion of the income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events and will be allocated to the shareholders of the REIT (which may include the Fund) in proportion to the dividends received by such shareholders. These Treasury regulations are also expected to provide that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code to include governmental units, tax-exempt entities and certain cooperatives) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.

BACKUP WITHHOLDING

                  The Fund may be required to withhold U.S. federal income tax from all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is currently 30% and will decrease to 29% in 2004 and 2005, and 28% thereafter until 2011, when the percentage will return to 31% unless amended by Congress.

Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

                  U.S. taxation of a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

INCOME NOT EFFECTIVELY CONNECTED

                  If the income and returns of capital from the Fund are not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation -- Investments in Real Estate Investment Trusts" above)), which tax is generally withheld from such distributions.

                  Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases, because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes. In that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation-Backup Withholding," above.

                  If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States or upon a distribution in excess of the Fund's earnings and profits treated as a return of capital will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States. However, if at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a "U.S. real property holding corporation" and the foreign shareholder held either Fund Preferred Shares or Common Shares with a fair market value greater than 5% of the aggregate fair market value of all Shares of the same class at any time during such five-year period, the gain would be taxed in the same manner as for a U.S.

shareholder (see "Tax Matters-Sale or Exchange of Fund Shares" above). A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than the stock of a REIT controlled by U.S. persons and holdings of 5% or less of the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities. The Fund does not presently intend to operate in a manner designed to avoid classification as a U.S. real property holding corporation.

INCOME EFFECTIVELY CONNECTED

                  If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

                  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TRANSACTIONS

                  It is not expected that you will be subject to alternative minimum tax as a result of your investment in the Fund. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

                  The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Inc., Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications, or (ii) the Standard and Poor's 500 Index, the Dow Jones Industrial Average, Dow Jones Utility Index, the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index, the Salomon Brothers Broad Investment Grade Bond Index (BIG), Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, the NASDAQ Composite Index, and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole - the beta - or in absolute terms - the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

                  From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time or that have federal deposit insurance or other U.S. Government guarantees. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                  The Fund's "average annual total return" is computed according to a formula prescribed by the SEC. The formula is expressed as follows:

                     n
         ERV = P(1+T)

         Where:   P =      a hypothetical initial payment of $1,000

         T =      average annual total return

         n =      number of years

                  ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10 year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

                  Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the closing price on the exchange on the last day of the period, according to the following formula:

                                        6
                  Yield = 2 [(a-b/cd +1)  - 1]

                  Where      a =  dividends and interest earned during the
                                  period,

                             b =  expenses accrued for the period (net of
                                  reimbursements),

                             c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

                             d = the closing price on the exchange on the last day of the period.

                  Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment. Portions of dividends and interest earned during the period may be subsequently recharacterized as returns of capital. See Appendix B for additional performance related and comparative information.

                                     EXPERTS

                  The Financial Statements of the Fund as of ____________, 2002, appearing in this Statement of Additional Information have been audited by ____________________, ____________________________________, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. __________________ provides accounting and auditing services to the Fund.

                                    CUSTODIAN

                  The custodian of the assets of the Fund is State Street Bank and Trust Company. The custodian performs custodial, fund accounting and portfolio accounting services.

                             ADDITIONAL INFORMATION

                  A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the SEC in Washington, D.C. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

                     [INSERT REPORT OF INDEPENDENT AUDITORS]



                     [INSERT FINANCIAL STATEMENTS FOR FUND]

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

                  The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

                  Moody's describes its ratings for corporate bonds as follows:

                  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

                  Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

                  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

                  In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

                  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

                  A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                  A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

                  Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

                  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

                  S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

                  An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

                  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

                  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

                  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

                  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

                  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

                  An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

                  Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

                  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

                  Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

                  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

                  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

                  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

                  Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

                  Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

                  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

                  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

                  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

                  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

                  Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

"DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

                  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

                  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                  Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                  [SUBJECT TO COMPLETION/UPDATE AS OF 3/31/02]
                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

         Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

         REITs Historically Have Shown a Low Correlation with Other Asset
Classes

         The chart below shows that the historical correlation of REITs with other types of investments has been relatively low.

                            [BAR CHART APPEARS HERE]

REITs
[DJ Utility Index
20-yr.  Gov't Bonds
International Stocks
Nasdaq Composite Index

         Correlation coefficients are based on monthly return data from September, 1991 ___________, 2002. Past performance is no guarantee of future results.

         REITS are represented by the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index, an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their invested book assets invested in the equity ownership of real estate. The Dow Jones Utility Index is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy. Bonds are represented by the then-current U.S. Government Bond with a term of approximately 20 years. International Stocks are represented by the MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia, Far East), which is a market value-weighted average of more than 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. Nasdaq Composite Index is a broad based capitalization weighted index of all NASDAQ national market and small-cap stocks. It is not possible to invest directly in any of these indexes.

         Over the past 29 years, portfolios combining stocks, bonds, T-bills and real estate investments produced greater returns with less risk than a portfolio without a real estate component. The chart below shows the risk and return histories for portfolios with different asset allocations.

         Adding REITs Historically Has Reduced Risk and Increased Return

Stocks and Bonds          With 10% REITs          With 20% REITs
----------------          --------------          --------------
[Cash        10%          REITs      10%          REITs      20%
Bonds        40%          Cash       10%          Cash       10%
Stocks       50%          Bonds      35%          Bonds      30%
                          Stocks     45%          Stocks     40%
Risk           %                       %                       %
Return         %                       %                       %]

         Based on average annual returns and the monthly standard deviation of returns from January 1, 1972 (the inception of the NAREIT Equity REIT Index) through ___________, 2002. Stocks are represented by the S&P 500, an unmanaged index of 500 large capitalization, publicly traded stocks representing various industries. Bonds are represented by the then-current 20-year U.S. Government Bond. Cash is represented by the then-current U.S. 30-Day Treasury Bill. REITs are represented by the NAREIT Equity REIT Index, an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their invested book assets invested in the equity ownership of real estate. The Fund will invest a portion of its assets in REIT securities other than equity REITs. Standard deviation (the risk measure) is a commonly used statistical measure of the average variation in a portfolio's average historical returns. It is not possible to invest in an index. Past performance is no guarantee of future results.

         The chart below shows the historical dividend growth of equity REITs vs. the Consumer Price Index.

         REIT Dividends Historically Have Grown Faster Than Inflation

                            [BAR CHART APPEARS HERE]

REIT Dividend Growth in Inflation

  Per Share

   Growth

        REIT Dividend
          Per Share
            Growth                 Growth in Inflation
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
           ---------                     ---------

         The chart shows the annual year-over-year growth of REIT dividends and the actual increase in the Consumer Price Index. REITs are represented by NAREIT Equity REIT Index, an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their invested book assets invested in the equity ownership of real estate. The dividend growth shown is not necessarily indicative of expected Fund performance. Past performance is no guarantee of future results.

[As of ____________, 2002, REIT investments offered attractive yields when compared with alternative income investments.

                            [BAR CHART APPEARS HERE]

                                     Current Yield
NAREIT Equity REIT Index                      %
Corporate Bond Index                          %
30-yr T-Bonds                                 %
90-day T-bills                                %

Source: NAREIT, Bloomberg and Lehman Brothers]

         All yields shown are as of ______________ , 2002. The NAREIT Equity REIT Index is an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their invested book assets invested in the equity ownership of real estate. Corporate bonds are represented by the Lehman Brothers U.S. Credit Index, which includes all publicly issued, fixed-rate, non-convertible, investment-grade, dollar-denominated SEC-registered corporate debt having at least one year to maturity and an outstanding par value of at least $100 million. 30-year U.S. Treasury bonds and 90 day U.S. Treasury bills are represented by the respective on-the-run securities for ____________, 2002. U.S. Treasury bonds and bills are backed by the full faith and credit of the U.S. government. You cannot invest directly in the NAREIT Equity REIT Index or the Lehman Brothers U.S. Credit Index. The Fund differs in several significant respects from the NAREIT Equity REIT Index. The Fund expects to employ leverage, although there is no assurance leverage will be employed. Unlike an index, the Fund will charge management fees and expenses. None of the yields shown here are intended to be predictive of the yield of the Fund. Past performance does not guarantee future results.

         Historically, the long-term returns of real estate investments have been generally attractive. The chart below shows the average annual total returns for REITs over the past 1, 5, 10 and 20 year periods.

                            [BAR CHART APPEARS HERE]

                REITS Have Shown Relatively Stable Total Returns
                          (for periods ended ________)

                                 Average Annual
                                  Total Return
1 year                                     %
                                       ----
5 year                                     %
                                       ----
10 year                                    %
                                       ----
20 year                                    %
                                       ----

         Returns are historical and include changes in share price, and annual reinvestment of dividends and capital gains for the respective time periods ended _______________, 2002. REITS are represented by the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index, an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their invested book assets invested in the equity ownership of real estate. This is not the Fund's performance and the Fund will not seek to replicate any index. You cannot invest directly in the index. There is no guarantee the Fund performance will equal or exceed Equity REIT Index performance.

         Historically, real estate investments have provided some protection during periods of down equity markets. The chart below shows the performance of REITs versus the S&P 500 during the S&P 500's up and down quarters from January 1, 1972 through _________, 2002.

                            [BAR CHART APPEARS HERE]

                Real Estate Has Historically Performed Better in
                         Down Markets 1/1/72 - _________

                        Up Markets          Down Markets
REITs
S&P 500

                  Based on data from January 1, 1972 through _____________, 2002. "Up Markets" were defined by quarters when the S&P 500 return was positive. "Down Markets" were defined by quarters when the S&P 500 return was negative. There were __ Up Markets and __ Down Markets over this period. Stocks are represented by the S&P 500, an unmanaged index of 500 large capitalization, publicly traded stocks representing various industries. REITS are represented by the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index, an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their invested book assets invested in the equity ownership of real estate. This is not the Fund's performance and the Fund will not seek to replicate any index. You cannot invest directly in the index. There is no guarantee the Fund performance will equal or exceed Equity REIT Index performance.

                                   APPENDIX C

                        TRUSTEES AND OFFICERS INFORMATION

                              AS OF MARCH 12, 2002

--------------------------------------------------------------------------------

The address of each Trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

--------------------------------------------------------------------------------

    NAME, YEAR OF BIRTH AND        TRUSTEE AND/OR            PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------    --------------            -----------------------                  ---------------------
INTERESTED PERSON

Robert H. Graham* - 1946                2002       Chairman, President and Chief Executive                 None
Trustee, Chairman and President                    Officer, A I M Management Group Inc.
                                                   (financial services holding company);
                                                   Chairman and President, A I M Advisors, Inc.
                                                   (registered investment advisor); Chairman,
                                                   A I M Capital Management, Inc. (registered
                                                   investment advisor), A I M Distributors,
                                                   Inc. (registered broker dealer), A I M Fund
                                                   Services, Inc., (registered transfer agent)
                                                   and Fund Management Company (registered
                                                   broker dealer); and Director and Vice
                                                   Chairman, AMVESCAP PLC (parent of AIM and a
                                                   global investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939                  2002       Of Counsel, law firm of Baker & McKenzie                Badgley Funds, Inc.
Trustee                                                                                                    (registered investment
                                                                                                           company)


--------

* Mr. Graham is considered an interested person of the Trust because he is an officer and a director of the advisor to the Trust.

--------------------------------------------------------------------------------

    NAME, YEAR OF BIRTH AND        TRUSTEE AND/OR            PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------    --------------            -----------------------                  ---------------------
Bruce L. Crockett - 1944 Trustee        2002       Chairman, Crockett Technology Associates           ACE Limited (insurance
                                                   (technology consulting company)                    company); and Captaris,
                                                                                                      Inc. (unified messaging
                                                                                                      provider)

Albert R. Dowden - 1941 Trustee         2002       Chairman, Cortland Trust, Inc.                     None
                                                   (registered investment company) and DHJ
                                                   Media, Inc.; Director, Magellan
                                                   Insurance Company; Member of Advisory
                                                   Board of Rotary Power International
                                                   (designer, manufacturer, and seller of
                                                   rotary power engines); formerly,
                                                   Director, President and CEO, Volvo Group
                                                   North America, Inc.; and director of
                                                   various affiliated Volvo companies

Edward K. Dunn, Jr. -1935 Trustee       2002       Formerly, Chairman, Mercantile Mortgage            None
                                                   Corp.; Vice Chairman, President and
                                                   Chief Operating Officer, Mercantile-Safe
                                                   Deposit & Trust Co.; and President,
                                                   Mercantile Bankshares Corp.

Jack M. Fields - 1952                   2002       Chief Executive Officer, Twenty First              Administaff
Trustee                                            Century Group, Inc. (government affairs
                                                   company)

Carl Frischling** -1937                 2002       Partner, law firm of Kramer Levin                  Cortland Trust, Inc.
Trustee                                            Naftalis and Frankel LLP                           (registered investment
                                                                                                      company)

Prema Mathai-Davis - 1950 Trustee       2002       Formerly, Chief Executive Officer, YWCA            None
                                                   of the USA

----------

** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

--------------------------------------------------------------------------------


    NAME, YEAR OF BIRTH AND        TRUSTEE AND/OR            PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------    --------------            -----------------------                  ---------------------
Lewis F. Pennock - 1942 Trustee         2002       Partner, law firm of Pennock & Cooper              None

Ruth H. Quigley - 1935 Trustee          2002       Retired                                            None

Louis S. Sklar - 1939                   2002       Executive Vice President, Development              None
Trustee                                            and Operations, Hines Interests Limited
                                                   Partnership (real estate development
                                                   company)

    NAME, YEAR OF BIRTH AND        TRUSTEE AND/OR            PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    OFFICER SINCE               DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------    --------------            -----------------------                  ---------------------

OTHER OFFICERS
Carol F. Relihan -1954                  2002       Director, Senior Vice President, General           N/A
Senior Vice President and                          Counsel and Secretary, A I M Advisors,
Secretary                                          Inc. and A I M Management Group Inc.;
                                                   Director, Vice President and General
                                                   Counsel, Fund Management Company; and Vice
                                                   President, A I M Fund Services, Inc.,
                                                   A I M Capital Management, Inc. and A I M
                                                   Distributors, Inc.

Melville B. Cox - 1943                  2002       Vice President and Chief Compliance                N/A
Vice President                                     Officer, A I M Advisors, Inc. and A I M
                                                   Capital Management, Inc.; and Vice
                                                   President, A I M Fund Services, Inc.

Dana R. Sutton - 1959                   2002       Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                       Advisors, Inc.

                        TRUSTEE OWNERSHIP OF FUND SHARES

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                            SECURITIES IN ALL REGISTERED INVESTMENT
    NAME OF                               DOLLAR RANGE OF EQUITY            COMPANIES OVERSEEN BY TRUSTEE IN THE AIM
    TRUSTEE                               SECURITIES OF THE FUND             FAMILY OF FUNDS--Registered Trademark--
    -------                               ----------------------            ----------------------------------------
Robert H. Graham                                 - 0 -                                   Over $100,000
Frank S. Bayley                                  - 0 -                                 $10,001 - $50,000
Bruce L. Crockett                                - 0 -                                   $1 - $10,000
Albert R. Dowden                                 - 0 -                                   Over $100,000
Edward K. Dunn, Jr.                              - 0 -                                 Over $100,000(1)
Jack M. Fields                                   - 0 -                                 Over $100,000(1)
Carl Frischling                                  - 0 -                                 Over $100,000(1)
Prema Mathai-Davis                               - 0 -                                 Over $100,000(1)
Lewis F. Pennock                                 - 0 -                                 $10,001 - $50,000
Ruth H. Quigley                                  - 0 -                                   $1 - $10,000
Louis S. Sklar                                   - 0 -                                 Over $100,000(1)

----------

(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a Deferred Compensation Plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE

                  Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2001:

                                                          RETIREMENT
                                     AGGREGATE             BENEFITS             ESTIMATED               TOTAL
                                    COMPENSATION            ACCRUED               ANNUAL            COMPENSATION
                                      FROM THE              BY ALL            BENEFITS UPON         FROM ALL AIM
TRUSTEE                               TRUST(1)             AIM FUNDS          RETIREMENT(2)          FUNDS(3)(4)
-------                             ------------          ----------          -------------         ------------
Frank S. Bayley                         -0-                     -0-               $75,000              $112,000
Bruce L. Crockett                       -0-                $ 36,312                75,000               126,500
Albert R. Dowden                        -0-                   3,193                75,000               126,500
Edward K. Dunn, Jr.                     -0-                   8,174                75,000               126,500
Jack M. Fields                          -0-                  19,015                75,000               126,000
Carl Frischling(5)                      -0-                  54,394                75,000               126,000
Prema Mathai-Davis                      -0-                  21,056                75,000               126,500
Lewis F. Pennock                        -0-                  37,044                75,000               126,500
Ruth H. Quigley                         -0-                     -0-                75,000               112,500
Louis S. Sklar                          -0-                  53,911                75,000               123,000

(1) The Trust was organized on March 12, 2002. It is anticipated that for the period March 12, 2002 to December 31, 2002, each of the listed trustees will receive approximately $______ in compensation from the Trust. Robert H. Graham, as an interested person of the Trust, receives no compensation or retirement benefits from the Trust or from the AIM Funds.

(2) Amounts shown assume each trustee serves until his or her normal retirement date.

(3) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(4) During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to trustees of $31,500.

(5) Mr. Frischling is a partner of Kramer Levin Naftalis & Frankel LLP, counsel to the independent trustees of the Trust.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to buy or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                   SUBJECT TO COMPLETION, DATED ______________

                       AIM SELECT REAL ESTATE INCOME FUND

                                     SHARES

                 -----------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                 -----------------------------------------------

                               _____________, 2002

                           PART C - OTHER INFORMATION



Item 24: Financial Statements and Exhibits

         1.  Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. [Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to this Registration Statement.]

         2.  Exhibits:

a.       Declaration of Trust dated March 11, 2002.

b.       By-Laws of Registrant.

c.       None.

d.       Form of Share Certificate.*

e.       Terms and Conditions of the Dividend Reinvestment Plan.*

f.       None.

g.1 Form of Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.

g.2 Form of Master Sub-Advisory Contract between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

h.1      Form of Underwriting Agreement.*

h.2      Form of Master Selected Dealer Agreement.*

h.3      Form of Master Agreement Among Underwriters.*

i.       AIM Funds Deferred Compensation Plan for Independent Directors and
         Trustees.*

j.       Form of Custody Agreement between Registrant and _________.*

k.       Form of Shareholder Transfer Agency Agreement between Registrant and
         _________.*

l.1      Consent of Ballard Spahr Andrews & Ingersoll, LLP.

l.2      Opinion and consent of ______________________.*

m.       None.

n.       Consent of [AUDITORS]*

o.       None.

p.       Subscription Agreement of ____________, dated _______, 2002.*

q.       None.

r.1      The A I M Management Group Inc. Code of Ethics, as revised February 24,
         2000.*

r.2      Code of Ethics of INVESCO Institutional (N.A.), Inc.*

r.3      Code of Ethics of _______________.*

r.4      AIM Funds Code of Ethics of Registrant, effective [date].*

s.       Powers of Attorney*

-------------------
* To be filed by pre-effective amendment to this registration statement.

Item 25: Marketing Arrangements

See Sections __________ of the Underwriting Agreement to be filed as Exhibit h.1 to this Registration Statement.

See sections ________________ of the Form of Master Selected Dealer Agreement to be filed as Exhibit h.2 to this Registration Statement.

See sections _______________ of the Form of Master Agreement Among Underwriters to be filed as Exhibit h.3 to this Registration Statement.

Item 26: Other Expenses of Issuance and Distribution

         Securities and Exchange Commission fees                       $__,____*
         National Association of Securities Dealers, Inc. fees           _,____*
         Printing and engraving expenses                                       *
         Legal Fees                                                            *
         [New York] Stock Exchange listing fees                                *
         Accounting expenses                                                   *
         Blue Sky filing fees and expenses                                     *
         Transfer agent fees                                                   *
         Miscellaneous expenses                                                *
                                                                      ----------

         Total                                                                 *

                                                                      ==========

------------

         *To be completed by pre-effective amendment to this registration statement.

Item 27: Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28: Number of Holders of Securities

         At March 13, 2002

                Title of Class                          Number of Record Holders
                --------------                         ------------------------
      Common Shares, $0.001 par value                             1


Item 29: Indemnification

         Section 8.2 of Article VIII of the Registrant's Declaration of Trust provides as follows:

                  Section 8.2 Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act, the Bylaws and other applicable law.

         Section 1.2(g) of Article I of the Registrant's Declaration of Trust provides as follows:

                  (g) "Covered Person" means a person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise;

         [The trustees and officers of the Registrant are covered by a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy in the aggregate amount of $35,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).]

         [Section __ of the Underwriting Agreement to be filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.]

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

         The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. Reference is also made to the caption "Management of the Fund - Investment Adviser and Subadviser" of the Prospectus which compromises Part A of the Registration Statement, and to the caption "Investment Advisers" of the Statement of Additional Information which compromises Part B of the Registration Statement.

         The only employment of a substantial nature of INVESCO's directors and officers is with INVESCO and its affiliated companies. Reference is also made to the caption "Management of the Fund - Investment Adviser and Subadviser" of the Prospectus which compromises Part A of the Registration Statement, and to the caption "Investment Advisers" of the Statement of Additional Information which compromises Part B of the Registration Statement.

Item 31: Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046 maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

         INVESCO Institutional (N.A.), Inc., 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, maintains certain advisory material of the subadviser.

         INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc., One Lincoln Centre, Suite 700, 500 LBJ Freeway/LB2, Dallas, TX 75240, maintains certain advisory material of the subadviser.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent, _____________.

Item 32: Management Services

         Not applicable.

Item 33: Undertakings

         1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.       Not applicable.

         3.       Not applicable.

         4.       Not applicable.

         5.       The Registrant undertakes that:

                  a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

                  b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of March, 2002.

                                 REGISTRANT:  AIM SELECT REAL ESTATE INCOME FUND

                                      By: /s/ ROBERT H. GRAHAM, President
                                          --------------------------------------
                                              Robert H. Graham

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                    TITLE                DATE
----------                    -----                ----

/s/ ROBERT H. GRAHAM           Chairman, Trustee & President      March 13, 2002
------------------------       (Principal Executive Officer)
   (Robert H. Graham)

/s/ FRANK S. BAYLEY                      Trustee                  March 13, 2002
------------------------
   (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                    Trustee                  March 13, 2002
------------------------
   (Bruce L. Crockett)

/s/ ALBERT R. DOWDEN                     Trustee                  March 13, 2002
------------------------
   (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.                  Trustee                  March 13, 2002
------------------------
   (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                       Trustee                  March 13, 2002
------------------------
   (Jack M. Fields)

/s/ CARL FRISCHLING                      Trustee                  March 13, 2002
------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                   Trustee                  March 13, 2002
------------------------
   (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                     Trustee                  March 13, 2002
------------------------
   (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                      Trustee                  March 13, 2002
------------------------
   (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                       Trustee                  March 13, 2002
------------------------
   (Louis S. Sklar)

/s/ DANA R. SUTTON               Vice President & Treasurer       March 13, 2002
------------------------          (Principal Financial and
   (Dana R. Sutton)                  Accounting Officer)

                                INDEX TO EXHIBITS

a.       Declaration of Trust dated March 11, 2002.

b.       By-Laws of Registrant.

g.1 Form of Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.

g.2 Form of Master Sub-Advisory Contract between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

l.1      Consent of Ballard Spahr Andrews & Ingersoll, LLP.